UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23566

Bow River Capital Evergreen Fund

(Exact name of registrant as specified in charter)

205 Detroit Street, Suite 800

Denver, Colorado 80206

(Address of principal executive offices) (Zip code)

Jeremy Held

Bow River Advisers, LLC

205 Detroit Street, Suite 800

Denver, Colorado 80206

(Name and address of agent for service)

COPIES TO:

Joshua B. Deringer, Esq.

Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

215-988-2700

Registrant's telephone number, including area code: (303) 861-8466

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

Bow River Capital Evergreen Fund

Semi-Annual Report

September 30, 2024

(Unaudited)

bowriverevergreen.com • 1-888-330-3350

• DISTRIBUTED BY FORESIDE FINANCIAL SERVICES, LLC (MEMBER OF FINRA)

Bow River Capital Evergreen Fund
TABLE OF CONTENTS SEPTEMBER 30, 2024

Bow River Capital Evergreen Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2024 (UNAUDITED)
	Investment Strategy	Value
Private Investments — 82.6%
Direct Investments — 40.4%
Credit — 5.2%
AP DSB Co-Invest II, LP1,2,4	Private Credit Direct Investment	$3,838
CL-EA Co-Investment Opportunities I, LP, 11.35% (SOFR1M + 6.50%), 12/31/2029, principal $3,000,000[1,2,5]	Private Credit Direct Investment	5,448,535
Corsair Blade IV (Luxembourg) S.a.r.l., 8.99% (EurlBOR3M + 5.75%, principal EUR 279,840) and 10.70% (SONIA + 5.75%, principal GBP 1,931,512 ), 4/22/2031[1,3]	Private Credit Direct Investment	4,347,672
Digital Alpha Solutions Fund, LP, 14.35% (SOFR3M + 9.50% + CSA)[1,2]	Private Credit Direct Investment	4,540,488
Palmer Square Loan Funding 2021-3, Ltd.[1]	Private Credit Direct Investment	1,184,762
PARIOU SLP, 8.00% PIK, 10/31/2030, principal EUR 5,208,720[1,2]	Private Credit Direct Investment	5,813,697
Pathstone Family Office, LLC, 9.95% (SOFR1M + 5.00% + CSA), 5/19/2029, principal $3,000,000[1,3]	Private Credit Direct Investment	2,922,523
Polaris Newco, 13.95% (SOFR3M + 9.00%, 1.00% Floor), 6/3/2029, principal $2,150,195[1,3]	Private Credit Direct Investment	2,087,908
Sand Trust Series 21-1A – Class SUB, 10/15/2034[1,2]	Private Credit Direct Investment	719,500
US Hospitality Publishers, Inc., 11.95% (SOFR3M + 7.00% + CSA, 1.00% Floor), 12/18/2025, principal $2,150,000[1,3]	Private Credit Direct Investment	2,482,912
VCPF III Co-Invest 1-A, LP1,2	Private Credit Direct Investment	2,522,874
		32,074,709

Equity — 35.2%
ACP Hyperdrive Co-Invest, LLC[1,2,4]	Private Equity Direct Investment	2,595,038
Alpine Investors Iceman CV[-A], LP1,2,4	Private Equity Direct Investment	8,851,542
AP DSB Co-Invest II, LP1,2,4	Private Equity Direct Investment	3,892,021
Biloxi Co-Investment Partners, LP1,2,4	Private Equity Direct Investment	2,367,189
Butterfly Nourish Co-Invest, LP1,2,4	Private Equity Direct Investment	6,610,780
BW Colson Co-Invest Feeder (Cayman), LP1,2,4	Private Equity Direct Investment	5,657,145
BW Phoenix Co-Invest, LP1,2,4	Private Equity Direct Investment	6,979,348
Carlyle Riser Co-Investment, LP1,2,4	Private Equity Direct Investment	3,974,104
Constellation 2022, LP1,2,4	Private Equity Direct Investment	3,661,118
Corsair Amore Investors, LP1,2,4	Private Equity Direct Investment	4,579,294
Coyote 2021, LP1,2,4	Private Equity Direct Investment	7,193,645
DSG Group Holdings, LP1,3,4	Private Equity Direct Investment	8,515,928
Enak Aggregator, LP1,2,4	Private Equity Direct Investment	3,909,671
Falcon Co-Investment Partners, LP1,2,4	Private Equity Direct Investment	2,971,592
Hg Vega Co-Invest, LP1,2,4	Private Equity Direct Investment	7,928,083
ISH Co-Investment Aggregator, LP1,2,4	Private Equity Direct Investment	2,464,165
IvyRehab Holdings, LLC[1,3,4,6]	Private Equity Direct Investment	8,847,938
KKR Game Changer Co-Invest, LP1,3,4	Private Equity Direct Investment	8,400,000
OceanSound Partners Co-Invest II, LP – Series B1,2,4,5	Private Equity Direct Investment	10,159,376
OceanSound Partners Co-Invest II, LP – Series E1,2,4	Private Equity Direct Investment	10,615,977
OceanSound SMX Continuation Fund, LP1,3,4	Private Equity Direct Investment	6,310,416
Onex OD Co-Invest, LP1,2,4	Private Equity Direct Investment	7,169,036
OSP Co-Invest II, LP1,2,4,5	Private Equity Direct Investment	4,992,123
Palms Co-Investment Partners, LP1,2,4	Private Equity Direct Investment	4,311,111

See accompanying Notes to Consolidated Financial Statements.

Bow River Capital Evergreen Fund
Consolidated SCHEDULE OF INVESTMENTS (CONTINUED) SEPTEMBER 30, 2024 (UNAUDITED)
	Investment Strategy	Value
Private Investments — 82.6% (continued)
Direct Investments — 40.4% (continued)
Equity — 35.2% (continued)
Project Stream Co-Invest Fund, LP1,2,4	Private Equity Direct Investment	$1,675,469
SANCY SLP[1,2,4]	Private Equity Direct Investment	1,481,966
SCPCV-A, LP1,2,4	Private Equity Direct Investment	6,788,022
SEP Hamilton III Aggregator, LP1,2,4	Private Equity Direct Investment	5,726,131
SEP Skyhawk Fund III Aggregator, LP1,2,4	Private Equity Direct Investment	466,275
Silver Lake Strategic Investors VI, LP1,2,4	Private Equity Direct Investment	6,373,694
PSC Tiger, LP1,3,4	Private Equity Direct Investment	5,725,996
TCV Beat Co., LP1,3,4	Private Equity Direct Investment	7,064,051
TPG IX Evergreen Cl 1, LP1,2,4	Private Equity Direct Investment	9,576,000
Truelink Alpine, LP1,3,4	Private Equity Direct Investment	5,000,000
VCF Compass Co-Investor Holdings, LP1,2,4	Private Equity Direct Investment	5,999,924
Veregy Parent, LLC[1,3,4]	Private Equity Direct Investment	5,328,743
Vistage Equity Investors, LP1,2,4	Private Equity Direct Investment	6,970,566
WestCap Cerebral Co-Invest 2021, LLC[1,2,4]	Private Equity Direct Investment	15,649
WestCap LoanPal Co-Invest 2020, LLC[1,3,4]	Private Equity Direct Investment	2,598,232
Wildcat 21 Co-Invest Fund, LP1,2,4	Private Equity Direct Investment	3,479,585
WP Gateway Co-Invest, LP1,2,4	Private Equity Direct Investment	41,144
		217,268,087
Total Direct Investments (Cost $185,652,967)		249,342,796

Primary Funds — 14.1%
Credit — 1.6%
Ashgrove Specialty Lending Fund I SCSp RAIF[1,2,4]	Private Credit Primary	1,209,498
Ashgrove Specialty Lending Fund II1,3,4	Private Credit Primary	305,804
Coller Credit Opportunities I – B, LP1,2	Private Credit Primary	3,397,342
Lynx EBO Fund I (A), LLC[1,2,4]	Private Credit Primary	66,197
Onex Structured Credit Opportunities International Fund I, LLC[1,2]	Private Credit Primary	1,930,564
TKO Fund[1,2,4]	Private Credit Primary	3,036,827
		9,946,232

Equity — 12.5%
Avista Capital Partners V, LP1,2,4	Private Equity Primary	5,422,811
EnCap Energy Transition Fund 1-A, LP1,2,4	Private Equity Primary	1,781,866
Ethos Capital Investments, LP1,2,4	Private Equity Primary	3,370,557
FFL Capital Partners V, LP1,2,4	Private Equity Primary	7,226,573
Grain Spectrum Holdings III (Cayman), LP1,2,4	Private Equity Primary	3,736,104
Gridiron Capital Fund V, LP1,2,4	Private Equity Primary	2,282,151
ICG LP Secondaries Fund I, LP1,2,4	Private Equity Primary	1,679,517
OceanSound Partners Fund, LP1,2,4	Private Equity Primary	4,759,441
OceanSound Partners Fund II, LP1,3,4	Private Equity Primary	3,515,170
Overbay Fund XIV Offshore, LP1,2,4	Private Equity Primary	1,579,264
Sheridan Capital Partners Fund III, LP1,2,4	Private Equity Primary	3,164,430
SK Capital Partners VI-A, LP1,2,4	Private Equity Primary	7,298,237
Sumeru Equity Partners Fund III, LP1,2,4	Private Equity Primary	2,786,488

See accompanying Notes to Consolidated Financial Statements.

Bow River Capital Evergreen Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) SEPTEMBER 30, 2024 (UNAUDITED)
	Investment Strategy	Value
Private Investments — 82.6% (continued)
Primary Funds — 14.1% (continued)
Equity — 12.5% (continued)
Sumeru Equity Partners Fund IV, LP1,2,4	Private Equity Primary	$1,942,911
Truelink Capital Fund I-A, LP1,3,4	Private Equity Primary	5,043,584
WestCap Strategic Operator Fund II, LP1,2,4	Private Equity Primary	5,573,978
WestCap Strategic Operator U.S. Feeder Fund, LP1,3,4	Private Equity Primary	7,916,345
Whitehorse Liquidity Partners IV, LP1,2,4	Private Equity Primary	3,638,063
Whitehorse Liquidity Partners V, LP1,2,4	Private Equity Primary	4,318,049
		77,035,539
Total Primary Funds (Cost $58,496,152)		86,981,771

Private Investment Funds — 7.7%
PIMCO DSCO Fund II Offshore Feeder, LP1,2,4	Private Credit Primary	5,559,087
Post Limited Term High Yield Fund, LP1,2,4	Alternative Strategy Short Duration High Yield	6,753,531
RenaissanceRe Medici Fund, Ltd.[1,2,4]	Alternative Strategy Insurance Linked Securities	5,546,329
Ruffer Absolute Institutional, Ltd.[1,2,4]	Alternative Strategy Global Macro	7,005,863
Saba Capital Carry Neutral Tail Hedge Offshore Fund, Ltd.[1,2,4]	Alternative Strategy Long/Short Carry Neutral	5,552,053
Voleon Composition International Fund[1,2,4]	Alternative Strategy Quant Market Neutral	10,874,156
Voloridge Fund, LP1,2,4	Alternative Strategy Quant Market Neutral	6,263,264
Total Private Investment Funds (Cost $42,891,485)		47,554,283

Secondary Funds — 20.4%
Credit — 5.2%
AG DLI IV (Unlevered), LP1,2,4	Private Credit Secondary	12,765,164
BRCE SPV I, LLC[1,3,4]	Private Credit Secondary	205,096
Brightwood U.S. Credit Fund, LP1,3,5	Private Credit Secondary	2,311,519
CCS Co-Investment Vehicle I, LP1,2,4,5	Private Credit Secondary	5,610,603
Coller Credit Opportunities I – Annex I, SLP[1,2]	Private Credit Secondary	2,892,972
CRG Partners III – Parallel Fund (A), LP1,2,4	Private Credit Secondary	3,185,839
PGC U.S. Middle Market Direct Lending Offshore Fund I, LP1,2,4	Private Credit Secondary	5,563,829
		32,535,022

Equity — 15.2%
Adams Street 2009 Direct Fund, LP1,2,4	Private Equity Secondary	22,067
Adams Street 2010 Direct Fund, LP1,2,4	Private Equity Secondary	29,009
Adams Street 2011 Direct Fund, LP1,2,4	Private Equity Secondary	36,931
Adams Street 2011 Non-U.S. Developed Markets Fund, LP1,2,4	Private Equity Secondary	117,844
Adams Street 2011 U.S. Fund, LP1,2,4	Private Equity Secondary	237,379
Adams Street 2013 Global Fund, LP1,2,4	Private Equity Secondary	1,517,988
Adams Street 2014 Global Fund, LP1,2,4	Private Equity Secondary	879,075

See accompanying Notes to Consolidated Financial Statements.

Bow River Capital Evergreen Fund
Consolidated SCHEDULE OF INVESTMENTS (CONTINUED) SEPTEMBER 30, 2024 (UNAUDITED)
	Investment Strategy	Value
Private Investments — 82.6% (continued)
Secondary Funds — 20.4% (continued)
Equity — 15.2% (continued)
Adams Street Partnership Fund 2009 Non-U.S. Developed Markets Fund, LP1,2,4	Private Equity Secondary	$85,772
Adams Street Partnership Fund 2009 U.S. Fund, LP1,2,4	Private Equity Secondary	183,793
Adams Street Partnership Fund 2010 Non-U.S. Developed Markets Fund, LP1,2,4	Private Equity Secondary	91,785
Adams Street Partnership Fund 2010 U.S. Fund, LP1,2,4	Private Equity Secondary	212,136
Alchemy Special Opportunities Fund II, LP1,2,4	Private Equity Secondary	1,016,750
Altor Fund IV (No. 1) AB1,2,4	Private Equity Secondary	6,068,232
ASP (Feeder) 2017 Global Fund, LP1,2,4	Private Equity Secondary	1,091,946
Coller International Partners VI Feeder Fund, LP – Class A1,2,4	Private Equity Secondary	463,138
Coller International Partners VII Feeder Fund, LP – Series B1,2,4	Private Equity Secondary	1,323,423
Crown Secondaries Special Opportunities II, S.C.S.[1,3,4]	Private Equity Secondary	8,377,171
Crown Secondaries Special Opportunities II B, S.C.S.[1,3,4]	Private Equity Secondary	3,357,080
Forrest Holdings I, LP – Class A1,2,4	Private Equity Secondary	839
Forrest Holdings I, LP – Class B1,2,4	Private Equity Secondary	11,738
Gasherbrum Fund II, LP1,2,4	Private Equity Secondary	8,093,898
Global Infrastructure Partners II-C, LP1,2,4	Private Equity Secondary	721,315
Graphite Capital Partners VIII D, LP1,3,4	Private Equity Secondary	3,540,394
ICG Europe Fund V Investor Feeder Limited Partnership[1,3,4]	Private Equity Secondary	731,904
ICG Europe Fund VII Feeder SCSp[1,2,4]	Private Equity Secondary	9,707,637
ICG Ludgate Hill IV-A Leopard, LP1,2,4	Private Equity Secondary	5,226,037
KH Aggregator, LP1,2,4	Private Equity Secondary	3,968,933
Onex Fund V, LP1,2,4	Private Equity Secondary	7,903,044
Overbay Capital Partners 2023 Fund Aggregator, LP1,3,4,5	Private Equity Secondary	9,775,765
Overbay Fund XIV (AIV III), LP1,2,4	Private Equity Secondary	1,328,964
Overbay Fund XIV Offshore (AIV), LP1,2,4,5	Private Equity Secondary	2,645,269
Porcupine Holdings, LP – Class A1,2,4	Private Equity Secondary	2,742,246
Porcupine Holdings, LP – Class B1,2,4	Private Equity Secondary	1,803,181
SEP Hamilton, LP1,3,4,6	Private Equity Secondary	1,227,353
The Resolute III Continuation Fund, LP1,3,4	Private Equity Secondary	9,163,879
		93,703,915
Total Secondary Funds (Cost $88,521,013)		126,238,937

Total Private Investments (Cost $375,561,617)		510,117,787

U.S. Treasury Bills — 8.1%
United States Treasury Bill, 4.87% OID, 12/31/2024, principal $50,810,000		50,000,456
Total U.S. Treasury Bills (Cost $50,000,456)		50,000,456

See accompanying Notes to Consolidated Financial Statements.

Bow River Capital Evergreen Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) SEPTEMBER 30, 2024 (UNAUDITED)
Value
Short-Term Investments — 11.4%
Goldman Sachs Financial Square Government Fund – Institutional Class, 4.77%, shares 37,553,819[7]	$37,553,819
UMB Money Market Fiduciary, 0.01%, shares 13,362,000[7,8]	13,362,000
UMB Money Market Special, 4.68%, shares 19,700,781[7,8]	19,700,781
Total Short-Term Investments (Cost $70,616,600)	70,616,600

Total Investments (Cost $496,178,673) — 102.1%	$630,734,843
Liabilities in excess of other assets — 2.1%	(13,097,655)
Net Assets — 100%	$617,637,188

CSA — Credit Spread Adjustment

EUR — European Union Currency (Euro)

EurlBOR3M — Three Month Euribor Rate

GBP — Great Britain Pound

LLC — Limited Liability Company

LP — Limited Partnership

OID — Original Issue Discount

PIK — Payment In Kind

RAIF — Reserved Alternative Investment Fund

SCSp — Special Limited Partnership

SLP — Special Limited Partnership

SOFR1M — One Month Average Secured Overnight Financing Rate

SOFR3M — Three Month Average Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

1       Restricted security. The total value of these securities is $510,117,787, which represents 82.6% of total net assets of the Fund. Please refer to Note 7 in the Notes to the Consolidated Financial Statements.

2       Investment is valued using the Fund’s pro rata net asset value (or its equivalent) as a practical expedient. Please refer to Note 3 in the Notes to the Consolidated Financial Statements for respective investment strategies, unfunded commitments, and redemptive restrictions.

3       Level 3 securities fair valued using significant unobservable inputs. The total value of these securities is $125,103,383, which represents 20.3% of total net assets of the Fund.

4       Non-income producing.

5       Affiliated investment for which ownership exceeds 5% of the investment’s capital. Please refer to Note 6 in the Notes to the Consolidated Financial Statements.

6       All or a portion of this security is held through Spartan I, LLC. Please refer to Note 1 in the Notes to the Consolidated Financial Statements.

7       Rate disclosed represents the seven day yield as of the Fund’s period end.

8       The account is an interest-bearing money market deposit account maintained by UMB Bank, n.a. in its capacity as a custodian for various participating custody accounts. The Fund may redeem its investments in whole, or in part, on each business day.

See accompanying Notes to Consolidated Financial Statements.

Bow River Capital Evergreen Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) SEPTEMBER 30, 2024 (UNAUDITED)

On September 30, 2024, the Bow River Capital Evergreen Fund had an outstanding forward foreign currency contract with terms as set forth below:

Settlement Date	Counterparty	Currency Purchased	Currency Sold	Contract Amount		Value	Unrealized Depreciation
				Buy	Sell
December 31, 2024	Bannockburn Global Forex, LLC	USD	EUR	$13,382,400	EUR 12,000,000	$13,401,011	$(18,611)
							$(18,611)

See accompanying Notes to Consolidated Financial Statements.

Bow River Capital Evergreen Fund
CONSOLIDATED Summary OF INVESTMENTS SEPTEMBER 30, 2024 (UNAUDITED)
Security Type/Geographic Region	Percent of Total Net Assets
Private Investments
North America	59.7%
Global	9.7%
Europe	13.2%
Total Private Investments	82.6%
U.S. Treasury Bills	8.1%
Short-Term Investments	11.4%
Total Investments	102.1%
Liabilities in excess of other assets	-2.1%
Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

Bow River Capital Evergreen Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES SEPTEMBER 30, 2024 (UNAUDITED)
Assets:
Unaffiliated investments, at fair value (cost $348,200,010)	$469,174,597
Short-term investments, at fair value (cost $120,617,056)	120,617,056
Affiliated investments, at fair value (cost $27,361,607)	40,943,190
Cash denominated in foreign currencies (cost $198,962)	198,611
Cash	69,653
Interest receivable	1,282,093
Prepaid expenses	159,484
Total Assets	632,444,684

Liabilities:
Unrealized depreciation on forward foreign currency contracts	18,611
Payables
Shareholder subscriptions received in advance	13,362,000
Investment management fee	878,465
Deferred tax liability	263,899
Professional fees	229,206
Other accrued liabilities	45,439
Distribution and service fees	6,817
Accounting and administration fees	3,059
Total Liabilities	14,807,496
Commitments and contingencies (Note 9)

Net Assets	$617,637,188

Composition of Net Assets:
Paid-in capital	$488,738,804
Total distributable earnings	128,898,384
Net Assets	$617,637,188

Net Assets Attributable to:
Class I Shares	$584,086,006
Class II Shares	33,551,182
$617,637,188

Shares of Beneficial Interest Outstanding (Unlimited Number of Shares Authorized, 100,000 shares registered; par value of $0.001):
Class I Shares	12,219,603
Class II Shares	706,804
12,926,407

Net Asset Value per Share[1]:
Class I Shares	$47.80
Class II Shares	47.47

1        Each share class is subject to an early repurchase fee of 2.00% on any shares sold within 365 days of purchase.

See accompanying Notes to Consolidated Financial Statements.

Bow River Capital Evergreen Fund
CONSOLIDATED STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)
Investment Income:
Interest income from unaffiliated investments	$4,226,507
Total Investment Income	4,226,507

Expenses:
Investment management fee (Note 5)	4,899,052
Accounting and administration fees	183,456
Audit and tax fees	171,711
Other fees	110,271
Legal fees	102,780
Transfer agent fees	79,436
Trustee fees (Note 5)	62,500
Chief Compliance Officer and Chief Financial Officer fees (Note 5)	55,033
Pricing fees	50,137
Interest expense	46,907
Distribution and Service fees (Class II)	40,915
Custody fees	27,574
Net Expenses	5,829,772
Net Investment Loss	(1,603,265)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Unaffiliated investments	11,008,135
Affiliated investments	210,754
Foreign currency transactions	(15,355)
Forward foreign currency contracts	(97,750)
Total net realized gain	11,105,784
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	25,055,960
Affiliated investments	3,219,052
Deferred tax liability	(263,899)
Foreign currency translations	(351)
Forward foreign currency contracts	(18,611)
Total net change in unrealized appreciation	27,992,151

Net Realized and Unrealized Gain	39,097,935

Net Increase in Net Assets from Operations	$37,494,670

See accompanying Notes to Consolidated Financial Statements.

Bow River Capital Evergreen Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
	For the six months ended September 30, 2024 (Unaudited)	For the year ended March 31, 2024
Net Increase in Net Assets from:
Operations:
Net investment loss	$(1,603,265)	$(1,727,971)
Net realized gain	11,105,784	8,458,321
Net change in unrealized appreciation, net of deferred tax	27,992,151	44,820,642
Net Increase in Net Assets Resulting from Operations	37,494,670	51,550,992

Distributions to Shareholders:
Distributions:
Class I	—	(6,688,367)
Class II	—	(453,008)
Net Decrease in Net Assets from Distributions to Shareholders	—	(7,141,375)

Capital Transactions:
Proceeds from shares sold:
Class I	95,839,866	121,554,391
Class II	4,293,458	8,585,645
Reinvestment of distributions:
Class I	—	4,096,717
Class II	—	193,368
Cost of shares repurchased:
Class I1	(9,628,223)	(20,141,902)
Class II2	(2,606,192)	(6,074,160)
Net Increase in Net Assets from Capital Transactions	87,898,910	108,214,059

Total Net Increase in Net Assets	125,393,580	152,623,676

Net Assets
Beginning of period	492,243,608	339,619,932
End of period	$617,637,188	$492,243,608

Capital Share Transactions:
Shares sold:
Class I	2,100,548	2,882,350
Class II	94,811	200,139
Shares issued in reinvestment of distributions:
Class I	—	94,462
Class II	—	4,481
Shares redeemed:
Class I	(208,267)	(466,871)
Class II	(55,758)	(140,830)
Net Increase in Capital Shares Outstanding	1,931,335	2,573,731

1        Net of allocated repurchase fees of $23,067 and $22,170, respectively.

2        Net of allocated repurchase fees of $1,432 and $1,533, respectively.

See accompanying Notes to Consolidated Financial Statements.

Bow River Capital Evergreen Fund
CONSOLIDATED STATEMENT OF CASH FLOWS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)
Cash Flows from Operating Activities
Net increase in net assets from operations	$37,494,670
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Net realized gain from investments	(11,218,889)
Net realized loss from foreign currency transactions	15,355
Net realized loss from foreign currency contracts	97,750
Net change in unrealized appreciation from investments	(28,275,012)
Net change in unrealized depreciation from deferred tax liability	263,899
Net change in unrealized depreciation from foreign currency translations	351
Net change in unrealized depreciation from foreign currency contracts	18,611
Purchases of investments	(110,357,437)
Sales of investments	41,194,598
Purchases of short term investments, net	(41,330,074)
(Increase)/Decrease in Assets:
Interest receivable	(268,856)
Prepaid expenses	818
Distribution receivable	486,808
Increase/(Decrease) in Liabilities:
Unrealized depreciation on forward foreign currency contracts	18,611
Investment management fee	144,744
Distribution and service fees	39
Professional fees	(118,768)
Accounting and administration fees	(353)
Other accrued liabilities	9,032
Net Cash Used in Operating Activities	(111,824,103)

Cash Flows from Financing Activities
Proceeds from shares sold	98,430,523
Payments for shares repurchased, net of repurchase fees	(23,720,258)
Net Cash Provided by Financing Activities	74,710,265

Effects of foreign currency exchange rate changes in cash	(132,067)

Net decrease in cash	(37,245,905)

Cash at beginning of period	37,514,169
Cash denominated in foreign currencies at beginning of period	—
Total cash and cash equivalents at beginning of period	37,514,169

Cash at end of period	69,653
Cash denominated in foreign currencies at end of period	198,611
Total cash at end of period	$268,264

Supplemental disclosure of non-cash activity
Reinvestment of distributions from underlying investments	$2,430,667

See accompanying Notes to Consolidated Financial Statements.

Bow River Capital Evergreen Fund
Consolidated Financial Highlights CLASS I SHARES

Per share operating performance.
For a capital share outstanding throughout each period.

	For the six months ended September 30, 2024 (Unaudited)[1]	For the year ended March 31, 2024[1]	For the year ended March 31, 2023[1]	For the year ended March 31, 2022[1]	For the period ended March 31, 2021[1,2]
Net Asset Value, beginning of period	$44.78	$40.34	$40.23	$33.42	$30.86
Income from Investment Operations:
Net investment loss[3]	(0.13)	(0.17)	(0.52)	(0.63)	(0.13)
Net realized and unrealized gain on investments	3.15	5.31	1.76	7.71	2.69
Total from investment operations	3.02	5.14	1.24	7.08	2.56

Distributions to investors:
From net realized gain	—	(0.70)	(1.14)	(0.27)	—
Total distributions to investors	—	(0.70)	(1.14)	(0.27)	—
Redemption Fees[3]:	0.00[4]	0.00[4]	0.01	—	—
Net Asset Value, end of period	$47.80	$44.78	$40.34	$40.23	$33.42

Total Return[5]	6.74%[6]	12.77%	3.17%	21.23%	8.30%[6]

Ratios and Supplemental Data:
Net Assets, end of period (in thousands)	$584,086	$462,506	$315,333	$214,878	$95,904

Net investment loss[7]	(0.56)%[8]	(0.40)%	(1.31)%	(1.73)%	(1.71)%[8]

Gross expenses inclusive of interest expense[7,9]	2.07%[8]	2.13%	2.20%	2.42%	3.06%[10]
Net expenses inclusive of interest expense[7,11]	2.07%[8]	2.22%	2.27%	2.26%	2.25%[8]

Gross expenses exclusive of interest expense[7,9]	2.05%[8]	2.11%	2.18%	2.41%	3.06%[10]
Net expenses exclusive of interest expense[7,11]	2.05%[8]	2.20%	2.25%	2.25%	2.25%[8]

Portfolio Turnover Rate	9%[6]	15%	13%	19%	21%[6]

Borrowings – Revolving Credit Facility	$—	$—	$—	$—	$—
Assets Coverage per $1,000 of Borrowings[12]	—	—	—	—	—
Revolving Credit Facility	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
[1]

Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and consequently, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

[2]

Reflects operations for the period January 1, 2021 (commencement of operations) through March 31, 2021. Prior to the commencement of operations date, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration.

[3]	Per share data is computed using the average shares method.
[4]	Redemption fees consisted of per share amounts of less than $0.01.
[5]

Total returns are a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. Returns shown do not include payment of a 2.00% early repurchase fee for shares redeemed within 365 days of purchase. If the early repurchase fee was included, total returns would have been lower. Returns would have been lower if certain expenses had not been waived or reimbursed by the Adviser.

[6]	Not annualized for periods less than one year.
[7]

The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests, including management and performance fees. As of September 30, 2024, the Fund’s underlying investment companies included a range of management fees from 0.50% to 2.25% (unaudited) and performance fees from 10% to 20% (unaudited).

[8]	Annualized.
[9]	Represents the ratio of expenses to average net assets absent of fee waivers, expense reimbursements, and/or expense recoupments.
[10]	Annualized, with the exception of non-recurring organizational costs.
[11]	Represents the ratio of expenses to average net assets inclusive of fee waivers, expense reimbursements, and/or expense recoupments by Bow River Advisers, LLC (the “Adviser”) (Note 5).
[12]	Calculated by subtracting the Fund’s total liabilities (excluding the debt balance) from the Fund’s total assets and dividing by the outstanding debt balance.
See accompanying Notes to Consolidated Financial Statements.

Bow River Capital Evergreen Fund
Consolidated Financial Highlights CLASS II SHARES

Per share operating performance.
For a capital share outstanding throughout each period.

	For the six months ended September 30, 2024 (Unaudited)[1]	For the year ended March 31, 2024[1]	For the year ended March 31, 2023[1]	For the period ended March 31, 2022[1,2]
Net Asset Value, beginning of period	$44.53	$40.21	$40.20	$38.33
Income from Investment Operations:
Net investment loss[3]	(0.18)	(0.27)	(0.62)	(0.14)
Net realized and unrealized gain on investments	3.12	5.29	1.76	2.01
Total from investment operations	2.94	5.02	1.14	1.87

Distributions to investors:
From net realized gain	—	(0.70)	(1.14)	—
Total distributions to investors	—	(0.70)	(1.14)	—
Redemption Fees[3]:	0.00[4]	0.00[4]	0.01	—
Net Asset Value, end of period	$47.47	$44.53	$40.21	$40.20

Total Return[5]	6.60%[6]	12.51%	2.92%	4.88%[6]

Ratios and Supplemental Data:
Net Assets, end of period (in thousands)	$33,551	$29,737	$24,287	$6,409

Net investment loss[7]	(0.81)%	(0.65)%	(1.56)%	(1.71)%

Gross expenses inclusive of interest expense[7,9]	2.32%[8]	2.38%	2.45%	2.67%[8]
Net expenses inclusive of interest expense[7,10]	2.32%[8]	2.47%	2.52%	2.51%[8]

Gross expenses exclusive of interest expense[7,9]	2.30%[8]	2.36%	2.43%	2.66%[8]
Net expenses exclusive of interest expense[7,10]	2.30%[8]	2.45%	2.50%	2.50%[8]

Portfolio Turnover Rate	9%[6]	15%	13%	19%[11]

Borrowings – Revolving Credit Facility	$—	$—	$—	$—
Assets Coverage per $1,000 of Borrowings[12]	—	—	—	—
Revolving Credit Facility	Not Applicable	Not Applicable	Not Applicable	Not Applicable
[1]

Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and consequently, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

[2]	Reflects operations for the period January 3, 2022 (commencement of operations) through March 31, 2022.
[3]	Per share data is computed using the average shares method.
[4]	Redemption fees consisted of per share amounts of less than $0.01.
[5]

Total returns are a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. Returns shown do not include payment of a 2.00% early repurchase fee for shares redeemed within 365 days of purchase. If the early repurchase fee was included, total returns would have been lower. Returns would have been lower if certain expenses had not been waived or reimbursed by the Adviser.

[6]	Not annualized for periods less than one year.
[7]

The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests, including management and performance fees. As of September 30, 2024, the Fund’s underlying investment companies included a range of management fees from 0.50% to 2.25% (unaudited) and performance fees from 10% to 20% (unaudited).

[8]	Annualized.
[9]	Represents the ratio of expenses to average net assets absent of fee waivers, expense reimbursements, and/or expense recoupments.
[10]	Represents the ratio of expenses to average net assets inclusive of fee waivers, expense reimbursements, and/or expense recoupments by the Adviser (Note 5).
[11]	The portfolio turnover rate is calculated at the Fund level. The percentage listed was calculated for the year ended March 31, 2022.
[12]	Calculated by subtracting the Fund’s total liabilities (excluding the debt balance) from the Fund’s total assets and dividing by the outstanding debt balance.

See accompanying Notes to Consolidated Financial Statements.

Bow River Capital Evergreen Fund
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS SEPTEMBER 30, 2024 (UNAUDITED)

1. Organization

Bow River Capital Evergreen Fund (the “Fund”) was organized as a Delaware statutory trust on April 21, 2020 and commenced operations on January 1, 2021 following the reorganization of the Bow River Capital Evergreen Private Equity Fund, LP (the “Predecessor Fund”) with and into Class I shares of the Fund, which was effective as of the close of business on December 31, 2020. The Fund currently offers two classes of shares: Class I Shares and Class II Shares (“Shares”). Class II Shares commenced operations on January 3, 2022. The Fund is a diversified, closed-end management investment company that operates as an interval fund pursuant to Rule 23c-3 of the Investment Company Act of 1940 (the “1940 Act”), as amended. The Fund is available to “accredited investors” within the meaning of Rule 501 under the Security Act of 1933, as amended.

The Fund’s investment objective is to generate long-term capital appreciation. The Fund invests in a broad portfolio of private equity investments that provide attractive risk-adjusted return potential. The Fund will seek to achieve its investment objective through broad exposure to private equity, private credit, and semi-liquid or listed investments, that may include: (i) direct investments; (ii) secondary investments; (iii) private credit instruments; (iv) primary fund commitments; (v) direct or secondary purchases of liquid credit instruments; (vi) other liquid investments; and (vii) short-term investments.

Bow River Advisers, LLC, an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”), as amended, serves as the Fund’s investment adviser (the “Adviser”). Bow River Asset Management, LLC owns a majority, controlling interest in the Adviser, and New York Life Investment Management Holdings LLC owns a minority but controlling (as defined by the 1940 Act) stake in the Adviser. Aksia CA LLC, an investment adviser registered under the Advisers Act, serves as a non-discretionary investment consultant to the Adviser with respect to the Fund. The Fund’s Board of Trustees (the “Board”) has the overall responsibility for the management and supervision of the business operations of the Fund. The Board may delegate any of its rights, powers, and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser.

Consolidation of Subsidiaries — The Fund may make investments through wholly-owned subsidiaries. Subsidiaries will not be registered under the 1940 Act; however, the Fund will wholly own and control any Subsidiaries. The Board has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary, and the Fund’s role as sole direct or indirect shareholder of any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. The Fund would “look through” any such Subsidiary to determine compliance with its investment policies. Furthermore, the Fund complies with Section 8 and Section 18 of the 1940 Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Subsidiaries. The Subsidiaries also comply with Section 17 of the 1940 Act relating to affiliated transactions and custody. In addition, the Fund does not intend to create or acquire primary control of any entity which primarily engages in investment activities in securities or other assets, other than entities wholly-owned by the Fund.

Each investment adviser to any such Subsidiary will comply with Section 15 of the 1940 Act with respect to advisory contract approval, including that (i) material amendments to any such Subsidiary’s advisory contract must be approved by the Fund’s shareholders or the Board in the manner and to the extent that the Fund’s advisory agreement must be approved by the Fund’s shareholders or the Board; and (ii) the Fund’s shareholders will have the ability to vote to terminate the Subsidiary’s advisory agreements to the extent that they can vote to terminate the Fund’s advisory agreement.

As of September 30, 2024, there were four wholly-owned subsidiaries. Spartan I, LLC, Thunder I, LLC, and BRC UMB, LLC, each formed as a Delaware limited liability company, on June 12, 2024, June 26, 2024, and June 26, 2024, respectively. Reverb, Ltd. was formed under the laws of the Cayman Islands on September 18, 2024. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows, and Consolidated Financial Highlights of the Fund include the accounts of the Spartan I, LLC. All inter-company accounts and transactions have been eliminated in consolidation for the Fund, and as of September 30, 2024, Spartan I, LLC had net assets of $9,758,344 which equals 1.6% of the Fund’s net assets. During the six month period ended September 30, 2024, none of Reverb, Ltd., Thunder I, LLC, or BRC UMB, LLC had any assets or liabilities or had engaged in investment activities.

Bow River Capital Evergreen Fund
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2024 (UNAUDITED)

2. Significant Accounting Policies

Basis of Presentation and Use of Estimates — The Fund is an investment company and as a result, maintains its accounting records and has presented these financial statements in accordance with the reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”). The presentation of the financial statements are in conformity with generally accepted accounting principles in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Income Recognition and Expenses — Interest income is recognized on an accrual basis as earned. Dividend income is recorded on the ex-dividend date. Distributions received from investments in securities and private funds that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. Expenses are recognized on an accrual basis as incurred. The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board. Expenses are subject to the Fund’s Expense Limitation Agreement (see Note 5).

Investment Transactions — Investment transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the identified cost basis for publicly traded investments and average cost for the Fund’s private investments for both financial statement and federal income tax purposes.

Distributions to Shareholders — Distributions to shareholders arising from net investment income and net realized capital gains, if any, are declared and paid annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Valuation — The Fund will calculate its net asset value (“NAV”) as of the close of regular trading on the New York Stock Exchange on the last business day of each calendar week, each business day for the five business days preceding a repurchase request deadline (at such specific time set by the Board), each date that a Share is offered or repurchased, as of the date of any distribution and at such other times as the Board shall determine (each, a “Determination Date”). In determining its NAV, the Fund will value its investments as of the relevant Determination Date. The NAV of the Fund will equal, unless otherwise noted, the value of the total assets of the Fund, less all liabilities, including accrued fees and expenses, each determined as of the relevant Determination Date.

The Board has approved valuation procedures (“Valuation Procedures”) for the Fund and has approved the delegation of the day-to-day work of determining fair values and pricing responsibility for the Fund to the Adviser (“Valuation Designee”), subject to the oversight of the Board. The valuation of the Fund’s investments is performed in accordance with FASB’s ASC Topic 820 — Fair Value Measurements and Disclosures.

Securities that are publicly traded on a U.S. national securities exchange or any foreign stock exchange and for which a quoted market exists will be valued at the closing price of such securities based on their respective market. The money market demand accounts are priced at cost and are generally classified as Level 1 investments.

Debt instruments for which market quotations are readily available are typically valued based on such market quotations. In validating market quotations, the Valuation Designee considers different factors such as the source and the nature of the quotation in order to determine whether the quotation represents fair value. The Valuation Designee makes use of reputable financial information providers in order to obtain the relevant quotations.

For debt and equity securities which are not publicly traded or for which market prices are not readily available (unquoted investments) the fair value is determined in good faith by the Valuation Designee. In determining the fair values of these investments, the Valuation Designee will typically apply widely recognized valuation methodologies including, but not limited to, income approach, market approach, cost approach, discounted cash flow methods and third-party valuations. In order to determine a fair value, these methods are applied to the latest information as of the Determination Date provided by the underlying portfolio companies or other business counterparties, to the extent that such information is available and deemed reliable.

Bow River Capital Evergreen Fund
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2024 (UNAUDITED)

Due to the inherent uncertainty in determining the fair value of investments for which market values are not readily available the fair values of these investments may fluctuate from period to period. In addition, such fair value may differ materially from the values that may have been used had a ready market existed for such investments and may significantly differ from the value ultimately realized by the Fund.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. Dollars using foreign exchange rates provided by a recognized pricing service.

Primary and Secondary Fund Investments

Primary investments are commitments to new private equity, private credit, or other private funds. Secondary investments are purchases of existing interests that are acquired on the secondary market. Primary or secondary investments in private funds are generally valued based on the latest NAV reported by the third-party fund manager or General Partner. This is commonly referred to as using NAV as a practical expedient which allows for estimation of the fair value of an investment in a private fund based on NAV or its equivalent if the NAV of the private fund is calculated in a manner consistent with ASC 946. Because of the inherent uncertainty of valuations of the investments in private funds, their estimated values may differ significantly from the values that would have been used had a ready market for the private funds existed, and the differences could be material. New purchases of primary or secondary investments in private funds will be valued at acquisition cost initially until a NAV is provided by the third-party fund manager or General Partner. The Fund will review any cash flows since the reference date of the last NAV for a private fund received by the Fund from a third-party manager (“Portfolio Fund Manager”) until the Determination Date are recognized by (i) adding the nominal amount of the investment related capital calls and (ii) deducting the nominal amount of investment related distributions from the NAV as reported by the Portfolio Fund Manager.

In addition to tracking the NAV plus related cash flows of such secondary purchases of interests in closed-end private funds (“Portfolio Funds”), the Valuation Designee may also track relevant broad-based and issuer (or fund) specific valuation information relating to the assets held by each private fund which is reasonably available at the time the Fund values its investments. Portfolio Funds’ Managers only provide determinations of the net asset values of the Portfolio Funds on a monthly or quarterly basis, in which event it will not be possible to determine the net asset value of the Fund more frequently. The Valuation Designee will consider such information and may conclude in certain circumstances that the information provided by the Portfolio Fund Manager does not represent the fair value of a particular asset held by a Portfolio Fund. If the Valuation Designee concludes in good faith that the latest NAV reported by a Portfolio Fund Manager does not represent fair value (e.g., there is more current information regarding a portfolio asset which significantly changes its fair value) the Valuation Designee will make a corresponding adjustment to reflect the current fair value of such asset within such Portfolio Fund. In determining the fair value of assets held by Portfolio Funds, the Valuation Designee applies valuation methodologies as outlined above.

Direct Investments

Direct investments are minority investments in a company made by investors alongside a private equity fund manager or venture capital firm. Direct investments in private equity funds may be valued based on the latest NAV reported by the third-party fund manager or General Partner. In assessing the fair value of the Fund’s direct investments in accordance with the Valuation Procedures, the Adviser uses a variety of methods such as earnings and multiple analysis, discounted cash flow and market data from third party pricing services and makes assumptions that are based on market conditions existing at the end of each reporting period. Because of the inherent uncertainty of estimates, fair value determinations based on estimates may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge various investments, for risk management (i.e. hedging purposes). All foreign currency exchange contracts are market-to-market at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction, or by the delivery, or receipt, of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Bow River Capital Evergreen Fund
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2024 (UNAUDITED)

Federal Income Taxes — The Fund intends to continue to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund utilizes a tax-year end of September 30 and the Fund’s income and federal excise tax returns and all financial records supporting the prior year returns are subject to examination by the federal and Delaware revenue authorities. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund which did not meet the “more likely than not” standard as of September 30, 2024. The Fund’s policy is to classify any interest or penalties associated with underpayment of federal and state income taxes as an income tax expense on the Consolidated Statement of Operations.

Spartan I, LLC is a wholly owned subsidiary of the Fund, and is a domestic limited liability company that has elected to be treated as a C Corporation for federal and state income tax purposes and is therefore obligated to pay federal and state income tax on its taxable income. Currently, the federal income tax rate for a corporation is 21%. State tax returns are filed in various states in which an economic presence exists. Current state taxes consist of income taxes, franchise taxes, business taxes, excise taxes or gross receipts taxes, depending on the state in which the returns are filed. Income taxes are charged based on apportioned income for each state.

Spartan I, LLC recognizes deferred income taxes for differences in the basis of assets and liabilities for financial and income tax purposes. Deferred tax assets are recognized for deductible temporary differences, tax credit carryforwards or net operating loss carryforwards and deferred tax liabilities are recognized for taxable temporary differences. Deferred tax assets are reduced by a valuation allowance when, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and the rates on the date of enactment.

Reverb, Ltd., Thunder I, LLC, and BRC UMB, LLC are disregarded entities for income tax purposes.

Shareholder Subscriptions — Shareholder subscriptions received in advance are comprised of cash received on or prior to September 30, 2024 for which shares are issued on October 1, 2024. Shareholder subscriptions received in advance do not participate in the earnings of the Fund until shares are issued.

3. Fair Value Disclosures

GAAP defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•        Level 1 — unadjusted quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•        Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active.) Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•        Level 3 — significant unobservable inputs, including inputs that are not derived from market data or cannot be corroborated by market data and when the investment is not redeemable in the near term.

Private investments that are reported on the Fund’s schedule of investments as being measured at fair value using the Fund’s pro rata NAV (or its equivalent) without further adjustment, as a practical expedient of fair value and therefore these investments are excluded from the fair value hierarchy. Generally, the fair value of the Fund’s investment in a private investment represents the amount that the Fund could reasonably expect to receive from the investment fund if the Fund’s investment is withdrawn at the measurement date based on NAV.

Bow River Capital Evergreen Fund
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2024 (UNAUDITED)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs used to value the Fund’s assets and liabilities as of September 30, 2024:

		Fair Value Measurements at the End of the Reporting Period Using
Investments	Practical Expedient*	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Security Type
Private Investments**	$383,829,642	$—	$1,184,762	$125,103,383	$510,117,787
U.S. Treasury Bills	—	—	50,000,456	—	50,000,456
Short-Term Investments	—	70,616,600	—	—	70,616,600
Total	$383,829,642	$70,616,600	$51,185,218	$125,103,383	$630,734,843

*        Certain investments that are measured at fair value using the Fund’s pro rata NAV (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

**      All sub-categories within the security type represent their respective evaluation status. For a detailed breakout, please refer to the Schedule of Investments.

The following is a roll-forward of the activity in investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Beginning balance April 1, 2024	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Purchases or Contributions	Sales or Distributions	Net realized gain	Change in net unrealized appreciation	Ending balance September 30, 2024
Private Investments	$77,605,844	$—	$(19,377,973)	$61,112,236	$(4,720,548)	$2,121,986	$8,361,838	$125,103,383

The change in net unrealized appreciation (depreciation) included in the Consolidated Statement of Operations attributable to Level 3 investments that were held as of September 30, 2024 is $9,784,844.

Transfers into Level 3 during the period represent investments being valued by management using unobservable inputs as an adjustment to reported fair values. Transfers out of Level 3 during the period represent investments that are being measured at fair value using the Fund’s pro rata NAV (or its equivalent) as a practical expedient and/or being valued using observable market data.

Bow River Capital Evergreen Fund
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2024 (UNAUDITED)

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of September 30, 2024:

Level 3 Investments	Fair Value as of September 30, 2024	Valuation Technique	Unobservable Inputs	Range of Inputs/Discount Rate/Price/Simple Average	Impact to Valuation from an Increase in Input
Private Credit Direct Investments
Corsair Blade IV (Luxembourg) S.a.r.l.	$4,347,672	Transaction Price	Not Applicable	Not Applicable	Increase
Pathstone Family Office, LLC	$2,922,523	Income approach	Discount rate	9.21% – 10.21%/9.71%	Decrease
Polaris Newco	$2,087,908	Income approach	Discount rate	12.96% – 13.71%/13.34%	Decrease
US Hospitality Publishers, Inc.	$2,482,912	Income approach	Discount rate	11.68% – 12.68%/12.18%	Decrease

Private Equity Direct Investments
DSG Group Holdings, LP	$8,515,928	Market approach	Adjusted EBITDA multiple	10.00x – 12.00x/11.00x	Increase
IvyRehab Holdings, LLC	$8,847,938	Market approach	General Partner Net Asset Value	Not Applicable	Increase
KKR Game Changer Co-Invest, LP	$8,400,000	Market approach	Adjusted EBITDA multiple	9.5x – 16x/11.50x	Increase
OceanSound SMX Continuation Fund, LP*	$6,310,416	Market approach	General Partner Net Asset Value	Not Applicable	Increase
		Income approach	Discount rate	0.21	Decrease
		Market approach	Adjusted EBITDA multiple	12.73649143	Increase
		Transaction Price	Not Applicable	Not Applicable	Increase
PSC Tiger, LP	$5,725,996	Transaction Price	Not Applicable	Not Applicable	Increase
TCV Beat Co, LP	$7,064,051	Transaction Price	Not Applicable	Not Applicable	Increase
Truelink Alpine, LP	$5,000,000	Transaction Price	Not Applicable	Not Applicable	Increase
Veregy Parent, LLC	$5,328,743	Market approach	Adjusted EBITDA multiple	9.00x – 18.70x/12.00x	Increase
Westcap Loanpal Co-invest 2020, LLC**	$2,598,232	Market approach	Adjusted EBITDA multiple	10.87x – 30.49x/20.68x	Increase
		Income approach	Discount rate	0.225	Decrease
		Market approach	General Partner Net Asset Value	Not Applicable	Increase

Private Credit Primary Funds
Ashgrove Specialty Lending Fund II	$305,804	Transaction Price	Not Applicable	Not Applicable	Increase

Private Equity Primary Funds
OceanSound Partners Fund II, LP	$3,515,170	Market approach	General Partner Net Asset Value	Not Applicable	Increase
Truelink Capital I-A, LP	$5,043,584	Market approach	General Partner Net Asset Value	Not Applicable	Increase
Westcap Strategic Operator US Feeder Fund, LP	$7,916,345	Market approach	General Partner Net Asset Value	Not Applicable	Increase

Private Credit Secondary Funds
BRCE SPV I, LLC	$205,096	Market approach	General Partner Net Asset Value	Not Applicable	Increase
Brightwood U.S. Credit Fund, LP	$2,311,519	Market approach	General Partner Net Asset Value	Not Applicable	Increase

Private Equity Secondary Funds
Crown Secondaries Special Opportunities II, S.C.S.	$8,377,171	Market approach	General Partner Net Asset Value	Not Applicable	Increase
Crown Secondaries Special Opportunities II B, S.C.S.	$3,357,080	Market approach	General Partner Net Asset Value	Not Applicable	Increase
Graphite Capital Partners VIII D, LP	$3,540,394	Market approach	General Partner Net Asset Value	Not Applicable	Increase
ICG Europe Fund V Investor Feeder Limited Partnership	$731,904	Market approach	General Partner Net Asset Value	Not Applicable	Increase
Overbay Capital Partners 2023 Fund Aggregator, LP	$9,775,765	Market approach	General Partner Net Asset Value	Not Applicable	Increase
SEP Hamilton, LP	$1,227,353	Market approach	LTM Revenue Multiple	1.1x – 5.6x/1.9x	Increase
The Resolute III Continuation Fund, LP	$9,163,879	Market approach	General Partner Net Asset Value	Not Applicable	Increase
Total Level 3 Investments	$125,103,383

*        Weighted allocations of Adjusted General Partner Net Asset Value, Discount Rate, Guideline Public Companies Method Adjusted EBITDA multiple, and Transaction Price were 20%, 20%, 40%, and 20%, respectively.

**      Weighted allocations of Guideline Public Companies Method Adjusted EBITDA multiple, Discount Rate, and Adjusted General Partner Net Asset Value were 20%, 40%, and 40%, respectively.

Bow River Capital Evergreen Fund
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2024 (UNAUDITED)

The following is the fair value measurement of investments that are measured at the Fund’s pro rata NAV (or its equivalent) as a practical expedient:

Private Investments*	Investment Strategy	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period	Lock Up Period
ACP Hyperdrive Co-Invest, LLC	Private Equity Direct Investment	$2,595,038	$—	Subject to GP Consent	Not Applicable	Not Applicable
Adams Street 2009 Direct Fund, LP	Private Equity Secondary	22,067	1,762	Subject to GP Consent	Not Applicable	Not Applicable
Adams Street 2010 Direct Fund, LP	Private Equity Secondary	29,009	3,471	Subject to GP Consent	Not Applicable	Not Applicable
Adams Street 2011 Direct Fund, LP	Private Equity Secondary	36,931	6,666	Subject to GP Consent	Not Applicable	Not Applicable
Adams Street 2011 Non-U.S. Developed Markets Fund, LP	Private Equity Secondary	117,844	42,587	Subject to GP Consent	Not Applicable	Not Applicable
Adams Street 2011 U.S. Fund, LP	Private Equity Secondary	237,379	58,073	Subject to GP Consent	Not Applicable	Not Applicable
Adams Street 2013 Global Fund, LP	Private Equity Secondary	1,517,988	130,224	Subject to GP Consent	Not Applicable	Not Applicable
Adams Street 2014 Global Fund, LP	Private Equity Secondary	879,075	67,754	Subject to GP Consent	Not Applicable	Not Applicable
Adams Street Partnership Fund 2009 Non-U.S. Developed Markets Fund, LP	Private Equity Secondary	85,772	29,504	Subject to GP Consent	Not Applicable	Not Applicable
Adams Street Partnership Fund 2009 U.S. Fund, LP	Private Equity Secondary	183,793	36,490	Subject to GP Consent	Not Applicable	Not Applicable
Adams Street Partnership Fund 2010 Non-U.S. Developed Markets Fund, LP	Private Equity Secondary	91,785	26,567	Subject to GP Consent	Not Applicable	Not Applicable
Adams Street Partnership Fund 2010 U.S. Fund, LP	Private Equity Secondary	212,136	52,955	Subject to GP Consent	Not Applicable	Not Applicable
Alchemy Special Opportunities Fund II, LP	Private Equity Secondary	1,016,750	577,085	Subject to GP Consent	Not Applicable	Not Applicable
Alpine Investors Iceman CV[-A], LP	Private Equity Direct Investment	8,851,542	780,592	Subject to GP Consent	Not Applicable	Not Applicable
Altor Fund IV (No. 1) AB	Private Equity Secondary	6,068,232	1,455,526	Subject to GP Consent	Not Applicable	Not Applicable
AG DLI IV (Unlevered), LP	Private Credit Secondary	12,765,164	—	Subject to GP Consent	Not Applicable	Not Applicable
AP DSB Co-Invest II, LP	Private Equity Direct Investment	3,892,021	37,749	Subject to GP Consent	Not Applicable	Not Applicable
AP DSB Co-Invest II, LP	Private Credit Direct Investment	3,838	1,975,216	Subject to GP Consent	Not Applicable	Not Applicable
Ashgrove Specialty Lending Fund I SCSp RAIF	Private Credit Primary	1,209,498	965,669	Subject to GP Consent	Not Applicable	Not Applicable
ASP (Feeder) 2017 Global Fund, LP	Private Equity Secondary	1,091,946	101,245	Subject to GP Consent	Not Applicable	Not Applicable
Avista Capital Partners V, LP	Private Equity Primary	5,422,811	112,052	Subject to GP Consent	Not Applicable	Not Applicable
Biloxi Co-Investment Partners, LP	Private Equity Direct Investment	2,367,189	543,278	Subject to GP Consent	Not Applicable	Not Applicable
Butterfly Nourish Co-Invest, LP	Private Equity Direct Investment	6,610,780	—	Subject to GP Consent	Not Applicable	Not Applicable
BW Colson Co-Invest Feeder (Cayman), LP	Private Equity Direct Investment	5,657,145	—	Subject to GP Consent	Not Applicable	Not Applicable
BW Phoenix Co-Invest, LP	Private Equity Direct Investment	6,979,348	—	Subject to GP Consent	Not Applicable	Not Applicable
Carlyle Riser Co-Investment, LP	Private Equity Direct Investment	3,974,104	689,712	Subject to GP Consent	Not Applicable	Not Applicable
CCS Co-Investment Vehicle I, LP	Private Credit Secondary	5,610,603	2,889,525	Subject to GP Consent	Not Applicable	Not Applicable
CL-EA Co-Investment Opportunities I, LP	Private Credit Direct Investment	5,448,535	—	Subject to GP Consent	Not Applicable	Not Applicable
Coller Credit Opportunities I – Annex I, SLP	Private Credit Secondary	2,892,972	1,126,133	Subject to GP Consent	Not Applicable	Not Applicable
Coller Credit Opportunities I – B, LP	Private Credit Primary	3,397,342	2,378,436	Subject to GP Consent	Not Applicable	Not Applicable

Bow River Capital Evergreen Fund
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2024 (UNAUDITED)
Private Investments*	Investment Strategy	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period	Lock Up Period
Coller International Partners VI Feeder Fund, LP – Class A	Private Equity Secondary	$463,138	$327,000	Subject to GP Consent	Not Applicable	Not Applicable
Coller International Partners VII Feeder Fund, LP – Series B	Private Equity Secondary	1,323,423	1,244,187	Subject to GP Consent	Not Applicable	Not Applicable
Constellation 2022, LP	Private Equity Direct Investment	3,661,118	—	Subject to GP Consent	Not Applicable	Not Applicable
Corsair Amore Investors, LP	Private Equity Direct Investment	4,579,294	—	Subject to GP Consent	Not Applicable	Not Applicable
Coyote 2021, LP	Private Equity Direct Investment	7,193,645	393,776	Subject to GP Consent	Not Applicable	Not Applicable
CRG Partners III – Parallel Fund (A), LP	Private Credit Secondary	3,185,839	3,513,488	Subject to GP Consent	Not Applicable	Not Applicable
Digital Alpha Solutions Fund, LP	Private Credit Direct Investment	4,540,488	—	Subject to GP Consent	Not Applicable	Not Applicable
Enak Aggregator, LP	Private Equity Direct Investment	3,909,671	—	Subject to GP Consent	Not Applicable	Not Applicable
EnCap Energy Transition Fund 1-A, LP	Private Equity Primary	1,781,866	1,806,520	Subject to GP Consent	Not Applicable	Not Applicable
Ethos Capital Investments, LP	Private Equity Primary	3,370,557	2,338,809	Subject to GP Consent	Not Applicable	Not Applicable
Falcon Co-Investment Partners, LP	Private Equity Direct Investment	2,971,592	1,041,487	Subject to GP Consent	Not Applicable	Not Applicable
FFL Capital Partners V, LP	Private Equity Primary	7,226,573	2,461,260	Subject to GP Consent	Not Applicable	Not Applicable
Forrest Holdings I, LP – Class A	Private Equity Secondary	839	1,263,959	Subject to GP Consent	Not Applicable	Not Applicable
Forrest Holdings I, LP – Class B	Private Equity Secondary	11,738	—	Subject to GP Consent	Not Applicable	Not Applicable
Gasherbrum Fund II, LP	Private Equity Secondary	8,093,898	644,297	Subject to GP Consent	Not Applicable	Not Applicable
Global Infrastructure Partners II-C, LP	Private Equity Secondary	721,315	229,866	Subject to GP Consent	Not Applicable	Not Applicable
Grain Spectrum Holdings III (Cayman), LP	Private Equity Primary	3,736,104	300,180	Subject to GP Consent	Not Applicable	Not Applicable
Gridiron Capital Fund V, LP	Private Equity Primary	2,282,151	2,857,215	Subject to GP Consent	Not Applicable	Not Applicable
Hg Vega Co-Invest, LP	Private Equity Direct Investment	7,928,083	—	Subject to GP Consent	Not Applicable	Not Applicable
ICG Europe Fund VII Feeder SCSp	Private Equity Secondary	9,707,637	2,024,104	Subject to GP Consent	Not Applicable	Not Applicable
ICG LP Secondaries Fund I, LP	Private Equity Primary	1,679,517	4,857,616	Subject to GP Consent	Not Applicable	Not Applicable
ICG Ludgate Hill IV-A Leopard, LP	Private Equity Secondary	5,226,037	2,221,391	Subject to GP Consent	Not Applicable	Not Applicable
ISH Co-Investment Aggregator, LP	Private Equity Direct Investment	2,464,165	692,308	Subject to GP Consent	Not Applicable	Not Applicable
KH Aggregator, LP	Private Equity Secondary	3,968,933	—	Subject to GP Consent	Not Applicable	Not Applicable
Lynx EBO Fund I (A), LLC	Private Credit Primary	66,197	—	Subject to GP Consent	Not Applicable	Not Applicable
OceanSound Partners Fund, LP	Private Equity Primary	4,759,441	658,894	Subject to GP Consent	Not Applicable	Not Applicable
OceanSound Partners Co-Invest II, LP – Series B	Private Equity Direct Investment	10,159,376	—	Subject to GP Consent	Not Applicable	Not Applicable
OceanSound Partners Co-Invest II, LP – Series E	Private Equity Direct Investment	10,615,977	—	Subject to GP Consent	Not Applicable	Not Applicable
Onex Fund V, LP	Private Equity Secondary	7,903,044	985,834	Subject to GP Consent	Not Applicable	Not Applicable
Onex OD Co-Invest, LP	Private Equity Direct Investment	7,169,036	—	Subject to GP Consent	Not Applicable	Not Applicable
Onex Structured Credit Opportunities International Fund I, LLC	Private Credit Primary	1,930,564	—	Subject to GP Consent	Not Applicable	Not Applicable
OSP Co-Invest II, LP	Private Equity Direct Investment	4,992,123	—	Subject to GP Consent	Not Applicable	Not Applicable
Overbay Fund XIV (AIV III), LP	Private Equity Secondary	1,328,964	170,407	Subject to GP Consent	Not Applicable	Not Applicable
Overbay Fund XIV Offshore (AIV), LP	Private Equity Secondary	2,645,269	579,387	Subject to GP Consent	Not Applicable	Not Applicable
Overbay Fund XIV Offshore, LP	Private Equity Primary	1,579,264	16,715	Subject to GP Consent	Not Applicable	Not Applicable
Palms Co-Investment Partners, LP	Private Equity Direct Investment	4,311,111	189,142	Subject to GP Consent	Not Applicable	Not Applicable
PARIOU SLP	Private Credit Direct Investment	5,813,697	19,248	Subject to GP Consent	Not Applicable	Not Applicable
PGC U.S. Middle Market Direct Lending Offshore Fund I, LP	Private Credit Secondary	5,563,829	—	Subject to GP Consent	Not Applicable	Not Applicable

Bow River Capital Evergreen Fund
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2024 (UNAUDITED)
Private Investments*	Investment Strategy	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period	Lock Up Period
PIMCO DSCO Fund II Offshore Feeder, LP	Private Credit Primary	$5,559,087	$—	Quarterly	60 days	One Year
Porcupine Holdings, LP – Class A	Private Equity Secondary	2,742,246	2,075,472	Subject to GP Consent	Not Applicable	Not Applicable
Porcupine Holdings, LP – Class B	Private Equity Secondary	1,803,181	—	Subject to GP Consent	Not Applicable	Not Applicable
Post Limited Term High Yield Fund, LP	Alternative Strategy_Short Duration High Yield	6,753,531	—	Monthly	30 days	Not Applicable
Project Stream Co-Invest Fund, LP	Private Equity Direct Investment	1,675,469	—	Subject to GP Consent	Not Applicable	Not Applicable
RenaissanceRe Medici Fund, Ltd.	Alternative Strategy_Insurance Linked Securities	5,546,329	—	Monthly	30 days	Not Applicable
Ruffer Absolute Institutional, Ltd.	Alternative Strategy_Global Macro	7,005,863	—	Subject to GP Consent	Not Applicable	Not Applicable
Saba Capital Carry Neutral Tail Hedge Offshore Fund, Ltd.	Alternative Strategy_Long/Short Carry Neutral	5,552,053	—	Monthly	35 days	6 months
SANCY SLP	Private Equity Direct Investment	1,481,966	19,249	Subject to GP Consent	Not Applicable	Not Applicable
Sand Trust Series 21-1A – Class SUB	Private Credit Direct Investment	719,500	—	Subject to GP Consent	Not Applicable	Not Applicable
SCPCV-A, LP	Private Equity Direct Investment	6,788,022	1,414,692	Subject to GP Consent	Not Applicable	Not Applicable
SEP Hamilton III Aggregator, LP	Private Equity Direct Investment	5,726,131	—	Subject to GP Consent	Not Applicable	Not Applicable
SEP Skyhawk Fund III Aggregator, LP	Private Equity Direct Investment	466,275	—	Subject to GP Consent	Not Applicable	Not Applicable
Sheridan Capital Partners Fund III, LP	Private Equity Primary	3,164,430	3,110,004	Subject to GP Consent	Not Applicable	Not Applicable
Silver Lake Strategic Investors VI, LP	Private Equity Direct Investment	6,373,694	—	Subject to GP Consent	Not Applicable	Not Applicable
SK Capital Partners VI-A, LP	Private Equity Primary	7,298,237	8,490,484	Subject to GP Consent	Not Applicable	Not Applicable
Sumeru Equity Partners Fund III, LP	Private Equity Primary	2,786,488	150,069	Subject to GP Consent	Not Applicable	Not Applicable
Sumeru Equity Partners Fund IV, LP	Private Equity Primary	1,942,911	2,019,390	Subject to GP Consent	Not Applicable	Not Applicable
TKO Fund	Private Credit Primary	3,036,827	285,000	Subject to GP Consent	Not Applicable	Not Applicable
TPG IX Evergreen Cl 1, LP	Private Equity Direct Investment	9,576,000	640,323	Subject to GP Consent	Not Applicable	Not Applicable
VCF Compass Co-Investor Holdings, LP	Private Equity Direct Investment	5,999,924	—	Subject to GP Consent	Not Applicable	Not Applicable
VCPF III Co-Invest 1-A, LP	Private Credit Direct Investment	2,522,874	—	Subject to GP Consent	Not Applicable	Not Applicable
Vistage Equity Investors, LP	Private Equity Direct Investment	6,970,566	—	Subject to GP Consent	Not Applicable	Not Applicable
Voleon Composition International Fund	Alternative Strategy_Quant Market Neutral	10,874,156	—	Monthly	30 days	Not Applicable
Voloridge Fund, LP	Alternative Strategy_Quant Market Neutral	6,263,264	—	Monthly	90 days	Not Applicable
WestCap Cerebral Co-Invest 2021, LLC	Private Equity Direct Investment	15,649	—	Subject to GP Consent	Not Applicable	Not Applicable
WestCap Strategic Operator U.S. Feeder Fund, LP	Private Equity Primary	5,573,978	—	Subject to GP Consent	Not Applicable	Not Applicable
Whitehorse Liquidity Partners IV, LP	Private Equity Primary	3,638,063	1,141,938	Subject to GP Consent	Not Applicable	Not Applicable
Whitehorse Liquidity Partners V, LP	Private Equity Primary	4,318,049	3,829,801	Subject to GP Consent	Not Applicable	Not Applicable
Wildcat 21 Co-Invest Fund, LP	Private Equity Direct Investment	3,479,585	—	Subject to GP Consent	Not Applicable	Not Applicable
WP Gateway Co-Invest, LP	Private Equity Direct Investment	41,144	—	Subject to GP Consent	Not Applicable	Not Applicable
		$383,829,642	$68,101,783

Bow River Capital Evergreen Fund
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2024 (UNAUDITED)

4. Investment Transactions

Purchases and sales of investments, excluding short-term investments, for the six months ended September 30, 2024 were $110,357,437 and $41,171,071, respectively.

5. Investment Management and Other Agreements

Pursuant to an Investment Management Agreement, the Fund will pay the Adviser a monthly investment management fee (the “Investment Management Fee”) in consideration of the advisory services provided by the Adviser to the Fund. The Investment Management Fee is equal to 1.75% on an annualized basis of the Fund’s average daily Managed Assets during such period. “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes). The Investment Management Fee is paid to the Adviser out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund. The Investment Management Fee will be computed as of the last day of each month. During the six months ended September 30, 2024, the Fund incurred $4,899,052 in investment management fees.

The Adviser has entered into an Investment Consultant Agreement with Aksia CA, LLC (the “Investment Consultant”) to assist the Adviser with sourcing, evaluating, and selecting investments for the Fund’s portfolio. As the investment consultant, Aksia CA only recommends investments to the Adviser and has no involvement in investment decisions, any related negotiations, or the finalization of any investment. Currently, a high concentration of the Fund’s investments are sourced by the Investment Consultant. In consideration for services provided, the Adviser will pay the Investment Consultant a monthly fee of 0.375%, on an annualized basis, of the Fund’s average daily Managed Assets.

The Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Fund’s aggregate monthly ordinary operating expenses, excluding certain “Specified Expenses” listed below, borne by the Fund in respect of each Class of Shares to an amount not to exceed 0.50%, on an annualized basis, of the Fund’s month-end net assets (the “Expense Cap”).

If the Fund’s aggregate monthly ordinary operating expenses, exclusive of the Specified Expenses in respect of any Class of Shares for any month, exceed the Expense Cap applicable to that Class of Shares, the Adviser will waive its Management Fee and/or reimburse the Fund for expenses to the extent necessary to eliminate such excess. The Adviser may also directly pay expenses on behalf of the Fund and waive reimbursement under the Expense Limitation Agreement. To the extent that the Adviser waives its Management Fee and/or reimburses expenses, the Adviser may, for a period not to exceed three years from the date on which a Waiver is made, recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, and (b) the expense limit in effect at the time of the recoupment.

Specified Expenses that are not covered by the Expense Limitation Agreement and are therefore borne by shareholders of the Fund include: (i) the Management Fee; (ii) all fees and expenses of Fund Investments (including any underlying fees of the Fund Investments (the “Acquired Fund Fees and Expenses”)); (iii) transactional costs, including legal costs and brokerage commissions, associated with the acquisition and disposition of Fund Investments; (iv) interest payments incurred on borrowing by the Fund; (v) fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund; (vi) distribution and shareholder servicing fees, as applicable; (vii) taxes; and (viii) extraordinary expenses resulting from events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceeding, indemnification expenses, and expenses in connection with holding and/or soliciting proxies for all annual and other meetings of common shareholders.

The Expense Limitation Agreement is in effect until December 29, 2025, and will automatically renew thereafter for consecutive twelve-month terms, provided that such continuance is specifically approved at least annually by a majority of the Board. The Expense Limitation Agreement may be terminated by the Board upon thirty days’ written notice to the Adviser. As of September 30, 2024, there are no amounts recoupable by the Adviser.

Bow River Capital Evergreen Fund
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2024 (UNAUDITED)

Effective September 6, 2024, the Fund pays each Independent Trustee a retainer of $55,000 per year in consideration of the services rendered by the Independent Trustees. Prior to September 6, 2024, the Fund paid each Independent Trustee a retainer of $40,000 per year. In addition, the Fund pays an additional retainer of $2,500 per year to the Chairman of the Audit Committee and to the Chairman of the Nominating Committee. Trustees that are interested persons will not be compensated by the Fund. The Trustees do not receive any pension or retirement benefits.

Employees of PINE Advisors LLC (“PINE”) serve as officers of the Fund. PINE receives a monthly fee for the services provided to the Fund. The Fund also reimburses PINE for certain out-of-pocket expenses incurred on the Fund’s behalf.

The Fund has adopted a Distribution and Service Plan with respect to Class II Shares in compliance with Rule 12b-1 under the 1940 Act. The Distribution and Service Plan allows the Fund to pay distribution and servicing fees for the sale and servicing of its Class II Shares. Under the Distribution and Service Plan, the Fund may pay as compensation up to 0.25% on an annualized basis of the aggregate net assets of the Fund attributable to Class II Shares (the “Distribution and Servicing Fee”) to Foreside Financial Services, LLC (the “Distributor”) and/or other qualified recipients. Class I Shares are not subject to the Distribution and Servicing Fee. Foreside Financial Services, LLC acts as Distributor to the Fund on a best-efforts basis, subject to various conditions, pursuant to a Distribution Agreement (the “Distribution Agreement”) between the Fund and the Distributor. The Distributor may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of Class II Shares of the Fund. For the six months ended September 30, 2024, distribution and service fees incurred are disclosed on the Consolidated Statement of Operations.

The Adviser may make payments from its resources, which include a portion of the Investment Management Fee, to brokers or dealers that assist in the distribution of Shares, including brokers or dealers that may be affiliated with the Adviser.

UMB Fund Services, Inc. serves as the Fund’s Administrator, Accounting Agent, and Transfer Agent. UMB Bank, N.A. serves as the Fund’s Custodian.

Certain officers and trustees of the Fund are also officers of the Adviser.

6. Affiliated Investments

Issuers that are considered affiliates, as defined in Section 2(a)(3) of the 1940 Act, of the Fund at period-end are noted in the Fund’s Schedule of Investments. The table below reflects transactions during the period with entities that are affiliates as of September 30, 2024 and may include acquisitions of new investments, prior year holdings that become affiliated during the period, and prior period affiliated holdings that are no longer affiliated as of period-end.

Non-Controlled Affiliates	Beginning Fair Value April 1, 2024	Purchases or Contributions	Sales or Distributions	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Ending Fair Value September 30, 2024	Investment Income
Brightwood U.S. Credit Fund, LP	$—	$1,281,932	$—	$1,029,587	$—	$2,311,519	$—
CCS Co-Investment Vehicle I, LP	5,456,763	—	—	153,840	—	5,610,603	—
CL-EA Co-Investment Opportunities I, LP	—	5,273,218	(124,611)	299,928	—	5,448,535	—
OceanSound Partners Co-Invest II, LP – Series B	10,109,829	—	—	49,547	—	10,159,376	—
OSP Co-Invest II, LP	4,996,980	—	—	(4,857)	—	4,992,123	—
Overbay Capital Partners 2023 Fund Aggregator, LP	—	7,821,600	—	1,954,165	—	9,775,765	—
Overbay Fund XIV Offshore (AIV), LP	2,908,427	—	(210,754)	(263,158)	210,754	2,645,269	—
Total Non-Controlled Affiliates	$23,471,999	$14,376,750	$(335,365)	$3,219,052	$210,754	$40,943,190	$—

7. Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees.

Bow River Capital Evergreen Fund
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2024 (UNAUDITED)

Additional information on each restricted investment held by the Fund on September 30, 2024 is as follows:

Investments	Initial Acquisition Date	Cost	Fair Value	% of Net Assets
ACP Hyperdrive Co-Invest, LLC	March 7, 2022	$2,594,796	$2,595,038	0.4%
Adams Street 2009 Direct Fund, LP	April 1, 2022	24,883	22,067	0.0%
Adams Street 2010 Direct Fund, LP	April 1, 2022	26,992	29,009	0.0%
Adams Street 2011 Direct Fund, LP	April 1, 2022	43,280	36,931	0.0%
Adams Street 2011 Non-U.S. Developed Markets Fund, LP	April 1, 2022	90,302	117,844	0.0%
Adams Street 2011 U.S. Fund, LP	April 1, 2022	159,601	237,379	0.0%
Adams Street 2013 Global Fund, LP	April 1, 2022	1,250,584	1,517,988	0.3%
Adams Street 2014 Global Fund, LP	April 1, 2022	669,719	879,075	0.1%
Adams Street Partnership Fund 2009 Non-U.S. Developed Markets Fund, LP	April 1, 2022	73,067	85,772	0.0%
Adams Street Partnership Fund 2009 U.S. Fund, LP	April 1, 2022	171,308	183,793	0.0%
Adams Street Partnership Fund 2010 Non-U.S. Developed Markets Fund, LP	April 1, 2022	72,029	91,785	0.0%
Adams Street Partnership Fund 2010 U.S. Fund, LP	April 1, 2022	157,985	212,136	0.0%
AG DLI IV (Unlevered), LP	April 28, 2023	10,029,506	12,765,164	2.1%
Alchemy Special Opportunities Fund II, LP	April 4, 2024	701,979	1,016,750	0.2%
Alpine Investors Iceman CV[-A], LP	October 20, 2023	7,223,408	8,851,542	1.4%
Altor Fund IV (No. 1) AB	August 12, 2022	6,094,336	6,068,232	1.0%
AP DSB Co-Invest II, LP	July 30, 2021	4,001	3,838	0.0%
AP DSB Co-Invest II, LP	July 30, 2021	1,797,073	3,892,021	0.6%
Ashgrove Specialty Lending Fund I SCSp RAIF	December 17, 2021	892,702	1,209,498	0.2%
Ashgrove Specialty Lending Fund II	August 30, 2024	309,804	305,804	0.1%
ASP (Feeder) 2017 Global Fund, LP	April 1, 2022	754,551	1,091,946	0.2%
Avista Capital Partners V, LP	March 16, 2021	3,891,948	5,422,811	0.9%
Biloxi Co-Investment Partners, LP	August 13, 2021	1,460,680	2,367,189	0.4%
BRCE SPV I, LLC	May 22, 2020	235,811	205,096	0.0%
Brightwood U.S. Credit Fund, LP	September 13, 2024	1,281,932	2,311,519	0.4%
Butterfly Nourish Co-Invest, LP	February 3, 2023	3,434,753	6,610,780	1.1%
BW Colson Co-Invest Feeder (Cayman), LP	March 15, 2021	3,049,786	5,657,145	0.9%
BW Phoenix Co-Invest, LP	February 9, 2024	7,059,621	6,979,348	1.1%
Carlyle Riser Co-Investment, LP	November 11, 2022	2,492,048	3,974,104	0.6%
CCS Co-Investment Vehicle I, LP	March 29, 2024	4,208,200	5,610,603	0.9%
CL-EA Co-Investment Opportunities I, LP	June 14, 2024	5,148,607	5,448,535	0.9%
Coller Credit Opportunities I – Annex I, SLP	July 29, 2021	1,912,267	2,892,972	0.5%
Coller Credit Opportunities I – B, LP	January 5, 2022	2,609,636	3,397,342	0.6%
Coller International Partners VI Feeder Fund, LP – Class A	October 1, 2020	21,811	463,138	0.1%
Coller International Partners VII Feeder Fund, LP – Series B	October 1, 2020	—	1,323,423	0.2%
Constellation 2022, LP	August 12, 2022	1,560,503	3,661,118	0.6%
Corsair Amore Investors, LP	May 27, 2022	5,147,581	4,579,294	0.7%
Corsair Blade IV (Luxembourg) S.a.r.l.	April 12, 2024	4,138,298	4,347,672	0.7%
Coyote 2021, LP	March 29, 2021	2,614,915	7,193,645	1.2%
CRG Partners III – Parallel Fund (A), LP	December 31, 2022	1,876,669	3,185,839	0.5%

Bow River Capital Evergreen Fund
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2024 (UNAUDITED)
Investments	Initial Acquisition Date	Cost	Fair Value	% of Net Assets
Crown Secondaries Special Opportunities II, S.C.S.	September 26, 2024	$7,164,911	$8,377,171	1.4%
Crown Secondaries Special Opportunities II B, S.C.S.	September 26, 2024	2,871,278	3,357,080	0.5%
Digital Alpha Solutions Fund, LP	October 28, 2022	2,781,672	4,540,488	0.7%
DSG Group Holdings, LP	September 9, 2022	5,585,674	8,515,928	1.4%
Enak Aggregator, LP	January 18, 2022	2,861,507	3,909,671	0.6%
EnCap Energy Transition Fund 1-A, LP	April 21, 2021	144,251	1,781,866	0.3%
Ethos Capital Investments, LP	August 16, 2023	2,188,786	3,370,557	0.5%
Falcon Co-Investment Partners, LP	January 26, 2022	2,977,886	2,971,592	0.5%
FFL Capital Partners V, LP	June 16, 2022	5,206,795	7,226,573	1.2%
Forrest Holdings I, LP – Class A	March 17, 2021	—	839	0.0%
Forrest Holdings I, LP – Class B	March 17, 2021	—	11,738	0.0%
Gasherbrum Fund II, LP	May 30, 2024	6,359,703	8,093,898	1.3%
Global Infrastructure Partners II-C, LP	January 14, 2022	—	721,315	0.1%
Grain Spectrum Holdings III (Cayman), LP	October 28, 2020	2,708,131	3,736,104	0.6%
Graphite Capital Partners VIII D, LP	June 30, 2020	—	3,540,394	0.6%
Gridiron Capital Fund V, LP	November 27, 2023	2,184,205	2,282,151	0.4%
Hg Vega Co-Invest, LP	May 10, 2024	7,016,708	7,928,083	1.3%
ICG Europe Fund V Investor Feeder Limited Partnership	April 4, 2024	530,173	731,904	0.1%
ICG Europe Fund VII Feeder SCSp	April 4, 2024	6,311,167	9,707,637	1.6%
ICG LP Secondaries Fund I, LP	July 31, 2023	1,216,914	1,679,517	0.3%
ICG Ludgate Hill IV-A Leopard, LP	July 31, 2023	3,610,925	5,226,037	0.9%
ISH Co-Investment Aggregator, LP	May 6, 2021	2,311,692	2,464,165	0.4%
IvyRehab Holdings, LLC	August 25, 2023	8,004,000	8,847,938	1.4%
KH Aggregator, LP	November 30, 2020	1,844,202	3,968,933	0.6%
KKR Game Changer Co-Invest, LP	May 30, 2024	6,004,000	8,400,000	1.4%
Lynx EBO Fund I (A), LLC	December 18, 2020	—	66,197	0.0%
OceanSound Partners Co-Invest II, LP – Series B	November 5, 2021	3,897,268	10,159,376	1.6%
OceanSound Partners Co-Invest II, LP – Series E	December 16, 2022	73,529	10,615,977	1.7%
OceanSound Partners Fund II, LP	January 12, 2024	3,627,793	3,515,170	0.6%
OceanSound Partners Fund, LP	December 27, 2021	1,834,767	4,759,441	0.8%
OceanSound SMX Continuation Fund, LP	March 29, 2024	5,444,452	6,310,416	1.0%
Onex Fund V, LP	September 30, 2022	5,973,354	7,903,044	1.3%
Onex OD Co-Invest, LP	November 9, 2020	3,511,271	7,169,036	1.2%
Onex Structured Credit Opportunities International Fund I, LLC	May 11, 2021	1,342,496	1,930,564	0.3%
OSP Co-Invest II, LP	January 5, 2024	5,004,000	4,992,123	0.8%
Overbay Capital Partners 2023 Fund Aggregator, LP	September 30, 2024	7,821,600	9,775,765	1.6%
Overbay Fund XIV (AIV III), LP	March 26, 2021	86,824	1,328,964	0.2%
Overbay Fund XIV Offshore (AIV), LP	January 5, 2021	—	2,645,269	0.4%
Overbay Fund XIV Offshore, LP	January 22, 2021	639,978	1,579,264	0.3%
Palmer Square Loan Funding 2021-3, Ltd.	July 9, 2021	1,413,751	1,184,762	0.2%
Palms Co-Investment Partners, LP	June 3, 2022	3,814,858	4,311,111	0.7%
PARIOU SLP	October 14, 2022	5,059,623	5,813,697	0.9%
Pathstone Family Office, LLC	May 16, 2023	2,953,270	2,922,523	0.5%

Bow River Capital Evergreen Fund
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2024 (UNAUDITED)
Investments	Initial Acquisition Date	Cost	Fair Value	% of Net Assets
PGC U.S. Middle Market Direct Lending Offshore Fund I, LP	July 24, 2023	$3,182,871	$5,563,829	0.9%
PIMCO DSCO Fund II Offshore Feeder, LP	June 30, 2020	4,205,485	5,559,087	0.9%
Polaris Newco	June 18, 2021	1,944,555	2,087,908	0.3%
Porcupine Holdings, LP – Class A	December 29, 2021	1,910,195	2,742,246	0.4%
Porcupine Holdings, LP – Class B	December 29, 2021	2,010,512	1,803,181	0.3%
Post Limited Term High Yield Fund, LP	January 1, 2021	6,000,000	6,753,531	1.1%
Project Stream Co-Invest Fund, LP	October 1, 2021	2,237,313	1,675,469	0.3%
PSC Tiger, LP	September 6, 2024	5,622,313	5,725,996	0.9%
RenaissanceRe Medici Fund, Ltd.	April 28, 2023	4,004,000	5,546,329	0.9%
Ruffer Absolute Institutional, Ltd.	April 1, 2022	7,004,000	7,005,863	1.1%
Saba Capital Carry Neutral Tail Hedge Offshore Fund, Ltd.	January 28, 2022	6,004,000	5,552,053	0.9%
SANCY SLP	October 14, 2022	1,702,143	1,481,966	0.2%
Sand Trust Series 21-1A – Class SUB	November 6, 2021	916,162	719,500	0.1%
SCPCV-A, LP	March 29, 2024	5,797,711	6,788,022	1.1%
SEP Hamilton III Aggregator, LP	August 17, 2020	2,519,336	5,726,131	0.9%
SEP Hamilton, LP	June 30, 2023	941,500	1,227,353	0.2%
SEP Skyhawk Fund III Aggregator, LP	August 24, 2021	510,356	466,275	0.1%
Sheridan Capital Partners Fund III, LP	March 31, 2023	2,187,043	3,164,430	0.5%
Silver Lake Strategic Investors VI, LP	June 2, 2023	5,009,232	6,373,694	1.0%
SK Capital Partners VI-A, LP	April 26, 2024	3,812,608	7,298,237	1.2%
Sumeru Equity Partners Fund III, LP	December 8, 2020	2,277,020	2,786,488	0.5%
Sumeru Equity Partners Fund IV, LP	September 2, 2022	1,984,570	1,942,911	0.3%
TCV Beat Co., LP	September 27, 2024	7,068,051	7,064,051	1.1%
The Resolute III Continuation Fund, LP	September 27, 2024	8,044,986	9,163,879	1.5%
TKO Fund	November 4, 2022	2,040,329	3,036,827	0.5%
TPG IX Evergreen Cl 1, LP	November 22, 2023	7,363,677	9,576,000	1.6%
Truelink Alpine, LP	July 31, 2024	5,004,000	5,000,000	0.8%
Truelink Capital I-A, LP	July 31, 2024	3,506,316	5,043,584	0.8%
US Hospitality Publishers, Inc.	January 11, 2021	2,580,469	2,482,912	0.4%
VCF Compass Co-Investor Holdings, LP	April 25, 2024	6,004,000	5,999,924	1.0%
VCPF III Co-Invest 1-A, LP	May 13, 2021	1,957,254	2,522,874	0.4%
Veregy Parent, LLC	November 3, 2020	3,005,300	5,328,743	0.9%
Vistage Equity Investors, LP	July 22, 2022	5,004,000	6,970,566	1.1%
Voleon Composition International Fund	February 29, 2024	10,004,000	10,874,156	1.8%
Voloridge Fund, LP	November 1, 2020	5,670,000	6,263,264	1.0%
WestCap Cerebral Co-Invest 2021, LLC	June 17, 2021	261,218	15,649	0.0%
WestCap LoanPal Co-Invest 2020, LLC	December 18, 2020	2,449,212	2,598,232	0.4%
WestCap Strategic Operator Fund II, LP	July 31, 2021	5,115,397	5,573,978	0.9%
WestCap Strategic Operator U.S. Feeder Fund, LP	February 5, 2021	2,732,718	7,916,345	1.3%
Whitehorse Liquidity Partners IV, LP	November 10, 2020	2,395,218	3,638,063	0.6%
Whitehorse Liquidity Partners V, LP	February 24, 2022	3,646,727	4,318,049	0.7%
Wildcat 21 Co-Invest Fund, LP	August 13, 2021	2,255,434	3,479,585	0.6%
WP Gateway Co-Invest, LP	October 2, 2023	—	41,144	0.0%
		$375,561,617	$510,117,787	82.6%

Bow River Capital Evergreen Fund
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2024 (UNAUDITED)

8. Capital Share Transactions

The Fund’s Shares are generally offered for purchase once per month at the NAV per Share as of the last business day of such month, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. The Fund has elected to implement a hybrid repurchase mechanism, where under normal circumstances, the Fund provides a limited degree of liquidity to common shareholders by conducting semi-annual repurchase offers pursuant to Rule 23c-3 of the 1940 Act (each a “Required Repurchase Offer”), as well as discretionary repurchase offers. While the Board may consider the recommendation of the Adviser, discretionary repurchase offers will be made at the sole discretion of the Board.

Each Required Repurchase Offer will be for no less than 5% and no more than 25% of the Fund’s Shares outstanding, but if the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, common shareholders will have their Shares repurchased on a pro rata basis and tendering common shareholders will not have all of their tendered Shares repurchased by the Fund.

The Adviser also anticipates recommending to the Board that, under normal market circumstances, the Fund conduct periodic repurchase offers of no more than 5% of the Fund’s net assets generally for each calendar quarter following a Required Repurchase Offer (each, a “Discretionary Repurchase”). In determining whether the Fund should offer a Discretionary Repurchase, the Board may consider the recommendation of the Adviser as well as a variety of other operational, business and economic factors. While it is anticipated that each Discretionary Repurchase will be offered for each calendar quarter following a Required Repurchase Offer (i.e. twice per year), any Discretionary Repurchase of Shares will be made at such times and on such terms as may be determined by the Board from time to time in its sole discretion. As a result, Discretionary Repurchases may be offered at any amount, as determined by the Board, or not at all. The Fund may also elect to repurchase less than the full amount that a common shareholder requests to be repurchased. In addition, the Board may under certain circumstances elect to postpone, suspend or terminate an offer to repurchase Shares.

A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Shares from a common shareholder at any time prior to the day immediately preceding the one-year anniversary of the common shareholder’s purchase of the Shares. Shares tendered for repurchase will be treated as having been repurchased on a “first in-first out” basis. An early repurchase fee payable by a common shareholder may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund.

During the six months ended September 30, 2024, the Fund completed two repurchase offers. The results of those were as follows:

	Required Repurchase Offer	Discretionary Repurchase Offer
Commencement Date	April 25, 2024	July 19, 2024
Repurchase Request Deadline	May 24, 2024	August 23, 2024
Repurchase Pricing Date	May 31, 2024	August 30, 2024

Repurchase Pricing Date Net Asset Value – Class I	$45.83	$47.24
Repurchase Pricing Date Net Asset Value – Class II	$45.56	$46.92
Shares Repurchased – Class I	133,067	75,200
Shares Repurchased – Class II	6,237	49,521
Value of Shares Repurchased – Class I	$6,099,101	$3,552,189
Value of Shares Repurchased – Class II	$284,128	$2,323,495
Percentage of Shares Repurchased – Class I	1.21%	0.63%
Percentage of Shares Repurchased – Class II	0.86%	6.74%
Percentage of Shares Repurchased – Total Fund	1.19%	0.98%

Bow River Capital Evergreen Fund
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2024 (UNAUDITED)

9. Contingencies and Commitments

The Fund indemnifies the Fund’s officers and the Board for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The Fund is required to provide financial support in the form of investment commitments to certain investees as part of the conditions for entering into such investments. At September 30, 2024, the Fund reasonably believes its assets will provide adequate cover to satisfy all its unfunded commitments.

The Fund’s unfunded commitments as of September 30, 2024 are as follows:

Private Investments	Fair Value	Unfunded Commitments
Ashgrove Specialty Lending Fund II	$305,804	$2,700,000
BRCE SPV I, LLC	205,096	367,891
Brightwood U.S. Credit Fund, LP	2,311,519	339,069
Crown Secondaries Special Opportunities II B, S.C.S.	3,357,080	996,145
Crown Secondaries Special Opportunities II, S.C.S.	8,377,171	1,947,526
Graphite Capital Partners VIII D, LP	5,559,087	1,064,488
ICG Europe Fund V Investor Feeder Limited Partnership	731,904	598,952
OceanSound Partners Fund II, LP	3,515,170	4,119,874
OceanSound SMX Continuation Fund, LP	6,310,416	994,266
Overbay Capital Partners 2023 Fund Aggregator, LP	9,775,765	3,211,041
PSC Tiger, LP	5,725,996	2,844,702
The Resolute III Continuation Fund, LP	9,163,879	745,720
Truelink Capital Fund I-A, LP	5,043,584	6,466,127
WestCap Strategic Operator Fund II, LP	5,573,978	818,503
Investments valued at the Fund’s pro rata NAV as a practical expedient[1]	383,829,642	68,101,783
	$449,786,091	$95,315,087

1        See Note 3 for investments valued at NAV as a practical expedient.

10. Federal Tax Information

The Fund has elected and intends to continue to elect to be treated as a RIC for U.S. federal income tax purposes, and it has qualified, and expects each year to continue to qualify as a RIC for U.S. federal income tax purposes. As such, the Fund generally will not be subject to U.S. federal corporate income tax, provided that it distributes all of its net taxable income and gains each year.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

Bow River Capital Evergreen Fund
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2024 (UNAUDITED)

The Fund has selected a tax year end of September 30. At September 30, 2024, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Bow River Capital Evergreen Fund
Cost of investments	$500,172,456

Gross unrealized appreciation	$137,744,310
Gross unrealized depreciation	(7,181,923)
Net unrealized appreciation/(depreciation)	$130,562,387

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on partnership investments.

11. Indemnifications

The Fund indemnifies the Fund’s officers and Board of Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

12. Other Derivative Information

The average quarterly notional value of forward foreign currency contracts as of September 30, 2024 was $4,460,800. The notional value outstanding as of September 30, 2024 was $13,382,400.

The effects of forward foreign currency contracts on the Fund’s financial positions and financial performance are reflected in the Consolidated Statement of Assets and Liabilities (“SAL”) and Statement of Operations (“SOP”). The Fund engaged in forward foreign currency contracts during the six months ended September 30, 2024. $18,611 of unrealized depreciation on forward currency contracts listed in the liabilities section of the SAL is subject to forward foreign exchange contract risk. $97,750 in net realized loss on forward foreign currency contracts and $18,611 in the change in unrealized depreciation on forward foreign currency contract as listed in the SOP are each subject to forward foreign exchange contract risk.

Offsetting of Assets and Liabilities — Disclosures about offsetting assets and liabilities require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. As of September 30, 2024, no master netting arrangements exist related to the Fund. The Fund’s SAL presents derivative instruments on a gross basis; therefore, no net amounts and no offset amounts exist within the SAL to present below. Gross amounts of the derivative instruments, amounts related to financial instruments/cash collateral not offset in the SAL and net amounts are presented below:

	Derivative Assets	Derivative (Liabilities)		Collateral Pledged
Counterparty	Forward Foreign Exchange Contracts	Forward Foreign Exchange Contracts	Net Derivative Assets (Liabilities)	Financial Instruments	Cash	Net Amount
Bannockburn Global Forex, LLC	$—	$(18,611)	$(18,611)	$—	$—	$—

Bow River Capital Evergreen Fund
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2024 (UNAUDITED)

13. Revolving Credit Facility

The Fund had a committed revolving line of credit agreement (“Committed Credit Agreement”) and an uncommitted revolving line of credit agreement (“Uncommitted Credit Agreement”), (“Committed Credit Agreement” and “Uncommitted Credit Agreement”, together referred to as “Credit Agreements”) of $25,000,000 and $20,000,000 respectively with UMB Bank, n.a. (“UMB Bank”) effective until July 12, 2024. Under the terms of the Credit Agreements, the Fund could borrow an amount up to the lesser of $45,000,000 or one hundred percent (100%) of the value of the Fund’s unencumbered U.S. Dollar denominated cash held at UMB Bank or its affiliates, plus ninety percent (90%) of the market or par value, whichever is less, for any U.S. Government or U.S. Agency Securities, with maturity of less than 5 years or eighty years or more, plus sixty percent (60%) of the value of the Fund’s liquid exchange-traded funds (EFTs) and other publicly-traded, liquid, investment grade equities listed on any tier of the Nasdaq Stock Market, the NYSE American or the New York Stock Exchange (NYSE), or any successor of such exchanges, plus twenty percent (20%) of the value of the Fund’s semi-liquid assets that may be liquidated within ninety (90) days. The interest rate on the borrowings from the Credit Agreements were equal to the Prime Rate minus twenty-five basis points, subject to a 3.50% rate floor, per annum. During the six months ended September 30, 2024, there were no borrowings and $46,907 in unused borrowing fees were incurred.

14. Risk Factors

There can be no assurance that the investment objective of the Fund will be achieved or that the Fund’s portfolio design and risk monitoring strategies will be successful. The following list is not intended to be a comprehensive listing of all the potential risks associated with the Fund. The Fund’s prospectus provides further details regarding the Fund’s risks and considerations.

Private Equity Risk — There are inherent risks in investing in private equity companies, which are vehicles whose principal business is to invest in and lend capital to privately held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that private equity investors, like the Fund, may not be able to make a fully informed investment decision.

Private Credit Risk — Typically, private credit investments are in restricted securities that are not traded in public markets and subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund’s investments are also subject to the risks associated with investing in private securities. Investments in private securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Fund will be able to realize the value of such investments in a timely manner. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations.

Semi-Liquid Investment Risk — Semi-liquid investments do not offer investors full liquidity (i.e. such investments typically only offer monthly or quarterly liquidity).

General Economic and Market Conditions — The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

The United Kingdom (“UK”) left the European Union (“EU”) on January 31, 2020, and a transition period during which the UK and EU negotiated terms of departure ended on December 31, 2020. The departure is commonly referred to as “Brexit”. The UK and EU reached an agreement, effective January 1, 2021, on the terms of their future trading relationship, which principally relates to the trading of goods. Further discussions are expected to be held between the UK and the EU in relation to matters not covered by the trade agreement, such as financial services. Brexit may have significant political and financial consequences for the Eurozone markets and broader global economy, including greater volatility in the global stock markets and illiquidity, fluctuations in currency and exchange rates, and an increased likelihood of a recession in the UK. Securities issued by companies domiciled in the UK could be subject to changing regulatory and tax regimes. Banking and financial services companies that operate in the UK or EU could be disproportionately impacted by these actions. Further insecurity in EU membership or the abandonment of the euro could exacerbate market and currency

Bow River Capital Evergreen Fund
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2024 (UNAUDITED)

volatility and negatively impact investments in securities issued by companies located in EU countries. Brexit also may cause additional member states to contemplate departing the EU, which would likely perpetuate political and economic instability in the region and cause additional market disruption in global financial markets. As a result, markets in the UK, Europe and globally could experience increased volatility and illiquidity, and potentially lower economic growth which in return could potentially have an adverse effect on the value of the Fund’s investments. Market disruption in the EU and globally may have a negative effect on the value of the Fund’s investments. Additionally, there could be additional risks if one or more additional EU member states seek to leave the EU.

International war or conflicts (including Russia’s invasion of Ukraine and the Israel-Hamas war) and geopolitical events in foreign countries, along with instability in regions such as Asia, Eastern Europe and the Middle East, possible terrorist attacks in the United States or around the world, and other similar events could adversely affect the U.S. and foreign financial markets. As a result, whether or not the Fund or and a Portfolio Fund invests in securities located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s or a Portfolio Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund or a Portfolio Fund could be significantly impacted.

Interest rates in the United States and many other countries have risen in recent periods and may continue to rise in the future. Additionally, the impairment or failure of one or more banks with whom the Fund or a Portfolio Fund transacts may inhibit the Fund’s or a Portfolio Fund’s ability to access depository accounts. In such cases, the Fund or a Portfolio Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund or a Portfolio Fund holds depository accounts, access to such accounts could be restricted and the Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund or a Portfolio Fund may not recover such excess, uninsured amounts.

Direct Investments Risk — The Fund may make direct investments on an opportunistic basis. There can be no assurance that the Fund will be given direct investment opportunities, or that any direct investment offered to the Fund would be appropriate or attractive to the Fund. Direct investments generally are more concentrated than investments in portfolio companies, which generally hold multiple portfolio companies. Due diligence will be conducted on direct investment opportunities; however, the Adviser or Investment Consultant may not have the ability to conduct the same level of due diligence applied to portfolio company investments. In addition, there may be limited opportunities to negotiate the terms of such direct investments. However, in instances where the terms of a direct investment are negotiable, such terms may be heavily negotiated and may incur additional transactional costs for the Fund. As is typical in such matters, the Adviser or Investment Consultant, as applicable, generally will rely on the portfolio company manager or sponsor offering such direct investment opportunity to perform most of the due diligence on the relevant portfolio company and to negotiate terms of the direct investment.

Secondary Investments Risk — The overall performance of the Fund’s secondary investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain secondary investments may be purchased as a portfolio, and in such cases the Fund may not be able to exclude from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. Where the Fund acquires a portfolio company interest as a secondary investment, the Fund will generally not have the ability to modify or amend such portfolio company’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments.

Primary Fund Commitments Risk — The commitment to invest in newly created private equity funds, private credit funds, or other private funds, exposes the Fund to the risk of investing in funds with limited operating histories and the information the Fund will obtain about such investments may be limited. As such, the ability to evaluate past performance or to validate the investment strategies will be limited.

Liquid Credit Instruments Risk — Investments in liquid credit instruments are subject to the risks associated with investments in high-yield credit. High-yield/high risk bonds, or “junk” bonds, are bonds rated below investment-grade by the primary rating agencies, such as Standard & Poor’s, Fitch and Moody’s, or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment-grade bonds. Issuers of high-yield/high risk bonds may not be as strong financially as those

Bow River Capital Evergreen Fund
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2024 (UNAUDITED)

issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings. Further, secondary markets for high-yield securities are less liquid than the market for investment-grade securities. Therefore, it may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

Listed Private Equity Risk — Listed private equity companies are typically regulated vehicles listed on a public stock exchange that invest in private equity transactions or funds. Such vehicles may take the form of corporations, business development companies, unit trusts, publicly traded partnerships, or other structures, and may focus on mezzanine, infrastructure, buyout or venture capital investments. Listed private equity may also include investments in publicly listed companies in connection with a privately negotiated financing or an attempt to exercise significant influence on the subject of the investment. Listed private equity investments usually have an indefinite duration. Listed private equity occupies a small portion of the public equity universe, including only a few professional investors who focus on and actively trade such vehicles. As a result, relatively little market research is performed on listed private equity companies, only limited public data may be available regarding these vehicles and their underlying investments, and market pricing may significantly deviate from published net asset value. This can result in market inefficiencies and may offer opportunities to specialists that can value the underlying private equity investments. Listed private equity vehicles are typically liquid and capable of being traded daily, in contrast to direct investments and private equity funds, in which capital is subject to lengthy holding periods. Accordingly, listed private equity transactions are significantly easier to execute than other types of private equity investments, giving investors an opportunity to adjust the investment level of their portfolios more efficiently.

Exchange-Traded Funds Risk — The Fund may invest in long (or short) positions in ETFs. Through its positions in ETFs, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF could decrease (or increase), and will bear its proportionate share of the ETF’s fees and expenses. In addition, certain of the ETFs may hold common portfolio positions, thereby reducing any diversification benefits.

Money Market Funds Risk — An investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Certain money market funds seek to preserve the value of their shares at $1.00 per share, although there can be no assurance that they will do so, and it is possible to lose money by investing in such a money market fund. A major or unexpected increase in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause the share price of such a money market fund to fall below $1.00. It is possible that such a money market fund will issue and redeem shares at $1.00 per share at times when the fair value of the money market fund’s portfolio per share is more or less than $1.00. Other money market funds price and transact at a “floating” NAV that will fluctuate along with changes in the market-based value of fund assets. Shares sold utilizing a floating NAV may be worth more or less than their original purchase price.

Closed-End Fund; Liquidity Limited to Periodic Repurchases of Shares — The Fund has been organized as a diversified, closed-end management investment company and designed primarily for long-term investors. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares. Although the Fund will offer a limited degree of liquidity by conducting semi-annual repurchase offers and periodic repurchase offers made at the sole discretion of the Board, a Common Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. There is no assurance that you will be able to tender your Shares when or in the amount that you desire. Furthermore, discretionary repurchases are made at the discretion of the Board and therefore, may not occur. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made semi-annually by the Fund, as well as periodically at the sole discretion of the Board. Shares are considerably less liquid than Shares of funds that trade on a stock exchange or Shares of open-end registered investment companies and are therefore, suitable only for investors who can bear the risks associated with illiquid shares and should be viewed as a long-term investment.

Bow River Capital Evergreen Fund
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2024 (UNAUDITED)

Valuation Risk — Under the 1940 Act, the Fund is required to carry Fund Investments at market value or, if there is no readily available market value, at fair value as determined by the Fund’s Valuation Designee, in accordance with the Fund’s valuation policy, which has been approved by the Board and is consistent with the Adviser’s Valuation Policy. There is not a public market or active secondary market for many of the securities of the privately-held companies in which the Fund intends to invest. Rather, many of the Fund Investments may be traded on a privately negotiated over-the-counter secondary market for institutional investors. As a result, the Fund values these securities at fair value as determined in good faith by the Adviser, as Valuation Designee, in accordance with the Valuation Procedures.

The determination of fair value, and thus the amount of unrealized losses the Fund may incur in any year, is to a degree subjective. The Fund values these securities at fair value determined in good faith by the Valuation Designee in accordance with the Valuation Procedures. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Fund’s determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded securities existed. Due to this uncertainty, the Fund’s fair value determinations may cause the Fund’s net asset value on a given date to understate or overstate materially the value that the Fund may ultimately realize upon the sale of one or more Fund Investments.

Capital Call Risk — The Fund may maintain a sizeable cash position in anticipation of funding capital calls or near-term investment opportunities. Even though the Fund may maintain a sizeable position in cash and short-term securities, it may not contribute the full amount of its commitment to a fund at the time of investment. Instead, the Fund will be required to make incremental contributions pursuant to capital calls issued from time to time by the underlying fund. If the Fund defaults on its commitment to an underlying fund or fails to satisfy capital calls to an underlying fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the underlying fund. Any failure by the Fund to make timely capital contributions in respect of its commitments may (i) impair the ability of the Fund and the Fund to pursue its investment strategy, (ii) force the Fund to borrow, (iii) indirectly cause the Fund, and, indirectly, the Investors to be subject to certain penalties from the Fund Investments (including the complete forfeiture of the Fund’s investment in an Investment Fund), or (iv) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).

Currency Risk — Although the Fund intends to invest predominantly in the United States, the Fund’s portfolio is anticipated to include investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund Investments are denominated against the U.S. Dollar may result in a decrease the Fund’s net asset value. The Adviser may or may not elect to hedge the value of investments made by the Fund against currency fluctuations, and even if the Adviser deems hedging appropriate, it may not be possible or practicable to hedge currency risk exposure. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

Foreign Investments and Emerging Markets Risk — The Fund may invest in the securities of non-U.S. issuers, including those located in developing countries, which securities involve risks beyond those associated with investments in U.S. securities. These risks may relate to foreign political, social and economic matters, less developed markets, political immobility and less developed legal and accounting practices.

Derivatives and Hedging — The Fund may invest and trade in a variety of derivative instruments to hedge the Fund’s primary Fund Investments, including options, swaps, futures contracts, forward agreements and other derivatives contracts. Derivatives are financial instruments or arrangements in which the risk and return are related to changes in the value of other assets, reference rates or indices. Transactions in derivative instruments present risks arising from the use of leverage (which increases the magnitude of losses), volatility, the possibility of default by a counterparty, and illiquidity. Use of derivative instruments for hedging or speculative purposes by the Adviser could present significant risks, including the risk of losses in excess of the amounts invested. The Fund’s ability to avoid risk through investment or trading in derivatives will depend on the ability to anticipate changes in the underlying assets, reference rates or indices.

Bow River Capital Evergreen Fund
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2024 (UNAUDITED)

LIBOR Transition Risk — Many financial instruments may be based on floating rates, such as the London Interbank Offered Rate (“LIBOR”), Euro Interbank Offered Rate and other similar types of reference rates. In July of 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced a desire to phase out the use of LIBOR at the end of 2021. Most LIBOR settings are no longer published as of December 31, 2021. Overnight and 12-month U.S. dollar LIBOR settings permanently ceased after publication on June 30, 2021. The 1-, 3- and 6-month U.S. dollar LIBOR settings will continue to be published using a synthetic methodology until September 2024. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Although the transition away from LIBOR has become increasingly well-defined, any potential effects of the transition away from LIBOR and other benchmark rates on financial markets, a fund or the financial instruments in which a fund invests can be difficult to ascertain. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Global regulators have advised market participants to cease entering into new contracts using LIBOR as a reference rate, and it is possible that investments in LIBOR-based instruments could invite regulatory scrutiny. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. All of the aforementioned may adversely affect the Fund or a Portfolio Fund’s performance or NAV.

SOFR Risk — SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repurchase data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It is a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR is intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Large Shareholder Risk — From time to time, and at present, a significant percentage of the Fund’s shares may be owned or controlled by one or more large shareholders, including shareholders that are affiliated with either the Fund, the Adviser, or both. Accordingly, in these instances, the Fund is subject to increased risks related to potential large-scale outflows as the result of participation in fund repurchase offers by these significant shareholders. Although the Fund’s structure mitigates this risk by only providing liquidity through Required Repurchases and Discretionary Repurchases, transactions to accommodate outflows associated with repurchase participation by these large shareholders could cause the fund to sell portfolio investments at inopportune times, potentially negatively affecting the Fund’s net asset value and performance. In the case of investments by affiliates of the Fund or Adviser, conflicts of interest may exist, including the possibility that the Fund will be able to attract more assets from third-party investors because of the affiliate’s investment, thereby growing the Fund and increasing the management fees received by the Adviser.

15. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of September 30, 2024, First Premier Bank, for the benefit of their customers, owned 25.7% of Class II Shares of the Fund. No persons or entities own, either directly or indirectly, more than 25% of the outstanding shares of Class I.

Bow River Capital Evergreen Fund
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) SEPTEMBER 30, 2024 (UNAUDITED)

16. Subsequent Events

Effective October 1, 2024 there were subscriptions to Class I Shares in the amount of $13,342,000 and $1,107,514 to Class II Shares. Effective November 1, 2024 there were subscriptions to Class I Shares in the amount of $16,146,843 and $732,750 to Class II Shares.

On November 29, 2024, the Fund completed a Required Repurchase Offer. At the time of this report mailing, the results of the offer were not known. The results of the offer will be disclosed in the annual report to shareholders dated March 31, 2025.

At a meeting of the Board held on September 6, 2024, the Board approved a new investment consultant agreement (“New Investment Consultant Agreement”) between the Adviser and Apogem Capital, LLC and recommended that the Fund’s shareholders approve the New Investment Consultant Agreement. A special meeting of shareholders was held on November 18, 2024. The matter was voted on by shareholders of record as of August 30, 2024 and the results of the vote at the shareholder meeting held on November 18, 2024 are as follows:

Consent (C)	6,428,711
Consent Withheld (CW)	6,567
Abstain (A)	87,746
Total Received	6,523,024
Outstanding	12,586,267

As a result of the approval of the New Investment Consultant Agreement, there are no changes to the current investment strategy nor the Investment Consultant Agreement already in place with Aksia CA LLC. Additional information can be found in the Fund’s Schedule 14A Proxy Statement dated October 1, 2024.

On November 4, 2024, BRC UMB, LLC, as borrower, entered into a Credit Agreement (“UMB Facility”) with UMB Bank, n.a., a national banking association, as lender. The Fund, as guarantor, also entered into a Guaranty for the benefit of UMB Bank, n.a. Separately, as of the same date, Thunder I, LLC, as borrower, the Fund, as guarantor entered into a Credit Agreement with BOK, NA dba BOK Financial, a national banking association, as lender (“BOKF Facility” and together with the UMB Facility, the “Facilities”). Both Facilities are secured by the assets of the applicable borrower, but not by the assets of the Fund as guarantor. The UMB Facility provides for borrowings on a committed basis in an aggregate principal amount up to $30,000,000. Interest on outstanding principal will be paid at a per annum rate equal to the rate most recently announced by UMB Bank, n.a., as its prime rate, minus 0.25%, subject to a minimum interest rate floor of 3.50%. The BOKF Facility provides for borrowings on a committed basis in an aggregate principal amount of up to $20,000,000. Interest on outstanding principal through the BOKF Facility are categorized as either base rate loans (“Base Rate Loans”) or secured overnight financing rate (“SOFR”) loans (“SOFR Loans”). Base Rate Loans will be charged interest per annum equal to the highest of a) the rate most recently announced by BOK, NA dba BOK financial as its prime rate prime rate, b) the Federal Funds Rate plus 0.05%, or c) the daily simple SOFR rate plus 1,00%; plus 0.75%. SOFR loans will be charged interest per annum equal to the daily simple SOFR rate plus 1.75%. The Facilities have an initial termination date of November 4, 2025.

The Fund has evaluated subsequent events through the date the financial statements were issued and has determined that there were no other subsequent events that require disclosure in or adjustment to the financial statements.

Bow River Capital Evergreen Fund
ADDITIONAL INFORMATION SEPTEMBER 30, 2024 (UNAUDITED)

Proxy Voting Policy — A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-330-3350, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-330-3350, on the SEC’s website at www.sec.gov, or on the Fund’s website at www.bowriverevergreen.com.

Portfolio Holdings — The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-330-3350.

Approval of Investment Consultant Agreement

At a meeting of the Board of Trustees of the Fund (the “Board”) held on September 6, 2024, the entire Board, including all of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended), (the “Independent Trustees”), discussed and unanimously approved a new investment consultant agreement between Bow River Advisers, LLC (“Bow River” or the “Investment Manager”) and Apogem Capital LLC (“Apogem”) (the “Investment Consultant Agreement”), subject to the approval of shareholders. In considering information relating to the approval of the Investment Consultant Agreement, the Board and the Independent Trustees received assistance and advice from its counsel who had provided the Board with a written description of their responsibilities in considering the Investment Consultant Agreement.

The Trustees reviewed and discussed written materials that were provided in advance of the meeting, as well as information presented at the meeting. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Consultant Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Investment Consultant Agreement.

In recommending that shareholders vote to approve the Investment Consultant Agreement, the Trustees reviewed and analyzed various factors it determined were relevant, including the factors enumerated below.

Nature, Extent, and Quality of Services. The Board reviewed and considered the nature, extent and quality of the investment consultant services to be provided by Apogem to the Investment Manager, and therefore the Fund, under the Investment Consultant Agreement, including the recommendation of Fund investments. The Board noted that Apogem is a wholly-owned boutique of New York Life Investments, a global asset manager, with over 30 years of experience in the private market investment space and approximately $40 billion in assets under management. The Board noted that Apogem would source investments and assist in the due diligence process, but serve as a non-discretionary consultant and have no involvement in investment decisions, any related negotiations, or the finalization of any investment.

The Trustees then noted that Apogem had deployed more than $75 billion across more than 2,700 private equity and private credit investments since 1991 and maintains more than 320 active general partner relationships with a focus on the middle market. They further considered the quality of services to be provided by Apogem and its investment professionals, noting that Apogem has over 30 years of experience in middle market investing and maintains a robust data and relationship focus to support the sourcing and due diligence services it would provide under the Investment Consultant Agreement. They further noted that the firm’s investment professionals have extensive experience in the industry, with a senior management team that averages more than 20 years of experience. Because the Board considered that the Fund is growing and the addition of Apogem as an investment consultant is expected to increase the number of investment opportunities that are available to the Fund and further enhance the Fund’s ability to deploy capital consistent with its current investment strategy, there would not be any detrimental effects on the management or operations of the Fund.

Based on its consideration and review of the foregoing and other information, the Board determined that the Fund is likely to benefit from the nature, extent, and quality of services to be provided by Apogem, as well as Apogem’s ability to render such services based on its experience, operations, and resources.

Bow River Capital Evergreen Fund
ADDITIONAL INFORMATION (CONTINUED) SEPTEMBER 30, 2024 (UNAUDITED)

Performance. The Board considered the investment consultant experience of Apogem but noted that Apogem would serve as a non-discretionary investment consultant and not make investment decisions for the Fund. As a result, the Board concluded that the consideration of performance was not a relevant factor to their consideration of the Investment Consultant Agreement.

Fees and Expenses. The Board reviewed the proposed investment consultant fee to be paid to Apogem and noted that Apogem would be paid by the Investment Manager out of the Investment Manager’s investment management fee and, as such, the overall management fee would not change as a result of the addition of Apogem. Accordingly, the Board determined that the fees for the Investment Consultant Agreement were reasonable.

Profitability and Economies of Scale. The Board considered Apogem’s assets under management and discussed Apogem’s responses regarding its financial condition and its methodology for estimating the costs incurred and profits realized by Apogem from its relationship with the Fund. The Board determined that the compensation to Apogem was reasonable and Apogem’s financial condition, as a wholly-owned entity of New York Life Investments, was adequate. The Board also determined that, given the Fund’s current size, economies of scale were not present at this time.

Conclusion. Based on the totality of the information considered, the Trustees concluded that the Fund was likely to benefit from the nature, extent and quality of Apogem’s services and that Apogem has the ability to provide these services based on its experience, operations and resources. After evaluation of the considerations described above, and in light of the nature, extent and quality of services to be provided by Apogem, the Board, including a majority of the Independent Trustees, approved the Investment Consultant Agreement and determined to recommend that Shareholders approve the Investment Consultant Agreement.

Bow River Capital Evergreen Fund
PRIVACY NOTICE

Bow River Capital Evergreen Fund (“we,” “us,” or the “Fund”) respects your right to privacy. We are committed to maintaining the confidentiality and integrity of nonpublic personal information. We want our investors and prospective investors to understand what information we collect and how we use it. “Nonpublic personal information” is defined as personally identifiable information about you. We do not sell your personal information, and we do not disclose it to anyone except as permitted or required by law or as described in this notice.

CONFIDENTIALITY & SECURITY

We take our responsibility to protect the privacy and confidentiality of investors’ and prospective investors’ information very seriously. We maintain appropriate physical, electronic, and procedural safeguards to guard nonpublic personal information. Our network is protected by firewall barriers, encryption techniques, and authentication procedures, among other safeguards, to maintain the security of your information. We provide this Privacy Notice to investors at the start of new relationships and annually after that. We continue to adhere to the practices described herein after investors’ accounts close. Furthermore, vendors with access to nonpublic personal information undergo an annual due diligence verification process to ensure their informational safeguards adhere to our strict standards.

WHY WE COLLECT YOUR INFORMATION

Bow River Capital Evergreen Fund gathers information about our investors and their accounts to (1) know investors’ identities and thereby prevent unauthorized access to confidential information; (2) design and improve the products and services we offer to investors; and (3) comply with the laws and regulations that govern us.

HOW WE PROTECT YOUR INFORMATION

To fulfill our privacy commitment for prospective, current, and former investors, Bow River Capital Evergreen Fund has safeguards in place to protect nonpublic personal information. Safeguards include, but are not limited to:

•      Policies and procedures to protect your nonpublic information and comply with federal and state regulations; and

•      Contractual agreements with third-party service providers to protect your nonpublic personal information.

INFORMATION WE COLLECT

Bow River Capital Evergreen Fund is required by industry guidelines to obtain personal information about you in providing investment management services to you. We use this information to manage your account, direct your financial transactions, and provide you with valuable information about the assets we manage for you. We gather information from documents you provide to us, forms that you complete, and personal interviews. This information may include:

•      Your name, address, and social security number;

•      Proprietary information regarding your beneficiaries;

•      Information regarding your earned wages and other sources of income;

•      The composition and value of your managed portfolio;

•      Historical information we receive and maintain relating to transactions made on your behalf by Bow River Capital Evergreen Fund, your custodian, or others;

•      Information we receive from your institutional financial advisor, investment consultant, or other financial institutions with whom Bow River Capital Evergreen Fund has a relationship and/or with whom you may be authorized us to gather and maintain such information.

Bow River Capital Evergreen Fund
PRIVACY NOTICE (CONTINUED)

SHARING INFORMATION WITH NON-AFFILIATED THIRD PARTIES

We only disclose nonpublic investor information to non-affiliated third parties (e.g. investor’s custodian or broker) without prior investor consent when we believe it necessary to conduct our business or as required or permitted by law such as:

•      If you request or authorize the disclosure of the information;

•      To provide investor account services or account maintenance;

•      To respond to regulatory authorities, a subpoena or court order, judicial process, or law enforcement;

•      To perform services for the Fund, or on its behalf, to maintain business operations and services;

•      To help us to prevent fraud;

•      With attorneys, accountants, and auditors of the Fund;

•      To comply with federal, state, or local laws, rules, and other applicable legal requirements.

We do not sell your information and do not make any disclosure of investor nonpublic personal information to other companies who may want to sell their products or services to you.

OPT-OUT NOTICE

If, at any time in the future, it is necessary to disclose any investor personal information in a way that is inconsistent with this notice, Bow River Capital Evergreen Fund will provide you with proper advanced notice of the proposed disclosure so that you will have the opportunity to either opt-in or opt-out of such disclosure, as required by applicable law.

If you have any questions about this Privacy Notice, please contact John Blue, Chief Compliance Officer of Bow River Capital Evergreen Fund at jb@pineadvisorsolutions.com.

Adviser: Bow River Advisers, LLC 205 Detroit Street, Suite 800 Denver, CO 80206
Distributor: Foreside Financial Services, LLC 3 Canal Plaza #100 Portland, ME 04101

(b)	There were no notices transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended, that contained disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to semi-annual reports.

Item 6. Schedule of Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable for closed-end management investment companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable for closed-end management investment companies.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable for closed-end management investment companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable for closed-end management investment companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement Regarding Basis for Approval of Investment Consultant Agreement is included as part of the report to shareholders filed under Item 1 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members as of November 29, 2024.

Jeremy Held

Jeremy Held, CFA, is currently responsible for Bow River Capital’s registered asset management business and serves as the President and Chairman of the Investment Committee for the Bow River Capital Evergreen Fund. Prior to joining BRAM in 2019, Mr. Held was the Director of Research and Chief Investment Officer (CIO) at ALPS Advisors, a Denver-based asset manager that specializes in registered fund vehicles focused on real assets and alternative investments. Mr. Held began his career at ALPS in 1996 and helped lead a variety of business initiatives over two decades, including the launch of the firm’s asset management business in 2007. Mr. Held was ultimately responsible for all aspects of the ALPS Advisors business, overseeing 44 registered investment companies and more than $20 billion in assets. Mr. Held has significant investment oversight experience, advising several registered mutual fund boards and serving as President of Red Rocks Capital, a wholly-owned subsidiary of ALPS focused on Listed Private Equity investments.

Mike Trihy

Mike Trihy, CFA, serves as the Lead Portfolio Manager of the Fund and is responsible for portfolio construction, asset allocation and investment research for the Fund. Prior to joining BRAM in 2019, Mr. Trihy was a Portfolio Manager at Partners Group, a Swiss-based global private markets manager. Mike joined Partners Group in January 2017 and was responsible for the day-to-day portfolio management for separate account and evergreen fund mandates in the Americas region, including the largest private equity-focused tender offer fund globally. During his time as Portfolio Manager, the evergreen funds under his mandate delivered consistent total returns with low levels of volatility, while maintaining appropriate liquidity and a high level of portfolio diversification. He has constructed portfolios across multiple asset classes, including private equity, real assets, private credit, and liquid investments (equity and credit). Before his time at Partners Group, Mr. Trihy and Mr. Held worked together for six years when Mr. Trihy served as a Client Portfolio Manager at Red Rocks Capital, a Denver-based asset manager focused on Listed Private Equity investments. He was responsible for investment research and portfolio management of the firm’s equity index products.

Joe Stork

Joe Stork, CFA, conducts portfolio management, asset allocation, and investment research for the Bow River Capital Evergreen Fund. He is also responsible for sourcing, underwriting, and providing valuation support across the portfolio. Before joining Bow River in 2022, Mr. Stork was an investment analyst at Empower Investments where he specialized in multi-asset portfolio construction. In that role, he conducted investment research, asset allocation, manager research, and risk management for over 40 registered funds, with a total of $40 billion in assets under management across equity, credit, and real estate.

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following tables provide information about portfolios and accounts, other than the Registrant, for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of September 30, 2024:

	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts
Jeremy Held	0	0	0	0	0	0
Mike Trihy	0	0	0	0	0	0
Joe Stork	0	0	0	0	0	0

Potential Conflicts of Interests

The Investment Team may manage separate accounts or other pooled investment vehicles that may have materially higher or different fee arrangements than the Fund and may also be subject to performance-based fees. The side-by-side management of these separate accounts and pooled investment vehicles may raise potential conflicts of interest relating to cross-trading and the allocation of investment opportunities. The Adviser has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. The Adviser seeks to provide best execution of all securities transactions and to allocate investments to client accounts in a fair and reasonable manner. To this end, the Adviser has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members as of September 30, 2024.

A competitive base salary and a performance-based bonus structure are in place for all team members. Members of the Investment Team, analysts, and other associates are paid a competitive base salary and discretionary bonus based on their fiduciary investment responsibilities, performance of the individual, and performance of the firm. The discretionary bonus structure gives the Adviser the ability to remain competitive under current market conditions affecting compensation across the industry. The discretionary bonus may be payable in both cash and equity.

(a)(4) Disclosure of Securities Ownership

The following tables set forth the dollar range of equity securities beneficially owned by each of the portfolio managers in the Registrant as of September 30, 2024:

Portfolio Manager	Dollar Range of Registrant Shares Beneficially Owned
Jeremy Held	$100,001-$500,000
Mike Trihy	$50,000-$100,000
Joe Stork	$0

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

There were no purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by this report.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The Fund has not engaged in Security Lending Activities.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a) (1)	Code of ethics. Not applicable to semi-annual reports.

(a)(2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(a) (3)	Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a) (4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bow River Capital Evergreen Fund

/s/ Jeremy Held
By: Jeremy Held
Trustee, President and Chief Executive Officer
(Principal Executive Officer) December 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Jeremy Held
By: Jeremy Held
Trustee, President and Chief Executive Officer
(Principal Executive Officer) December 4, 2024

/s/ Derek Mullins
By: Derek Mullins
Treasurer and Chief Financial Officer
(Principal Financial Officer) December 4, 2024